Filed with the Securities and Exchange Commission on July 17, 2026
1933 Act Registration File No. 333-172080
1940 Act File No. 811-22525
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	648	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	649	[	X	]
(Check appropriate box or boxes.)
MANAGED PORTFOLIO SERIES
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: (414) 765-6844

Brian R. Wiedmeyer, President and Principal Executive Officer Managed Portfolio Series 615 East Michigan Street Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Christopher D. Menconi Morgan, Lewis & Bockius LLP 1111 Pennsylvania Ave, NW Washington, DC 20004
It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to Rule 485(b)
[		]	On (date) pursuant to Rule 485(b)
[		]	60 days after filing pursuant to Rule(a)(1)
[		]	on (date) pursuant to Rule(a)(1)
[	X	]	75 days after filing pursuant to Rule(a)(2)
[		]	on (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.
Explanatory Note: This Post-Effective Amendment No. 648 to the Registration Statement of Managed Portfolio Series (the
“Trust”) is being filed for the purpose of adding each new series, the Tuttle Capital Thematic ETF, Tuttle Capital Gavin Baker
Tracker ETF, Tuttle Capital AI Inference ETF, Tuttle Capital AI TokenMax ETF, Tuttle Capital AI Substrate ETF, Tuttle Capital AI
Test Equipment ETF, Tuttle Capital AI Capacitor ETF, Tuttle Capital Robotic Perception ETF, Tuttle Capital AI Thermal
Management ETF, Tuttle Capital AI Memory Wall ETF, Tuttle Capital On-Device AI ETF, Tuttle Capital AI DC Power Architecture
ETF, Tuttle Capital AI Network Fabric ETF,  Tuttle Capital AI Drug Discovery ETF, Tuttle Capital Space Data Centers ETF, and
Tuttle Capital Owned Intelligence ETF.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS
SUBJECT TO COMPLETION July 17, 2026
THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE
SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS
PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY
THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.
TUTTLE CAPITAL MANAGEMENT, LLC
Multi-Fund Prospectus
Each Fund is a Series of Managed Portfolio Series
Listed on the Cboe BZX Exchange, Inc.
[Effective Date], 2026

FUNDS INCLUDED IN THIS PROSPECTUS

GANZ	—	Tuttle Capital Thematic ETF
GAVN	—	Tuttle Capital Gavin Baker Tracker ETF
INFE	—	Tuttle Capital AI Inference ETF
TOKM	—	Tuttle Capital AI TokenMax ETF
SUBA	—	Tuttle Capital AI Substrate ETF
ATEQ	—	Tuttle Capital AI Test Equipment ETF
CAPQ	—	Tuttle Capital AI Capacitor ETF
SEEU	—	Tuttle Capital Robotic Perception ETF
TEMP	—	Tuttle Capital AI Thermal Management ETF
MWAL	—	Tuttle Capital AI Memory Wall ETF
DVAI	—	Tuttle Capital On-Device AI ETF
JUCE	—	Tuttle Capital AI DC Power Architecture ETF
NWRK	—	Tuttle Capital AI Network Fabric ETF
AIHC	—	Tuttle Capital AI Drug Discovery ETF
SEX	—	Tuttle Capital Space Data Centers ETF
MYNE	—	Tuttle Capital Owned Intelligence ETF

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
An investment in the Funds involves a high degree of risk. Each Fund is an actively managed ETF. There is no guarantee that any Fund will achieve its investment objective. You may lose money by investing in a Fund.
Shares of the Funds are not individually redeemable. Shares may only be acquired and redeemed directly from the applicable Fund in Creation Units. Individual shares may only be purchased and sold on a national securities exchange through a broker-dealer and may trade at a premium or discount to net asset value.
www.tuttlecapital.com

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 1
Tuttle Capital Thematic ETF
A Series of Managed Portfolio Series | Ticker: GANZ | Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital Thematic ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S.-listed companies, including common stocks, exchange-listed options on individual equity securities, and exchange-listed equity index options.
The Adviser employs a proprietary "Thematic Hierarchy" investment process: (1) Macro Theme Identification — the
Adviser identifies the most compelling macro-level investment themes expected to drive capital flows and innovation over the near to medium term (“Themes”); (2) Theme Winners — the Adviser selects companies positioned as direct primary beneficiaries of such Themes; (3) First-Order Suppliers — the Adviser identifies companies providing essential enabling inputs to the Theme winners; (4) Second-Order Suppliers — the Adviser identifies companies providing inputs to the first-order suppliers; and (5) Additional Layers — the process continues down the supply chain as long as the
Adviser believes a meaningful, Theme-correlated investment opportunity exists. The Adviser typically invests a greater percentage of the Fund’s assets in Theme Winners than First-Order Suppliers, and a greater percentage in First-Order
Suppliers than Second-Order Suppliers, but the Adviser also takes into account other factors, including market volatility, correlation of stocks, and market capitalization when allocating Fund investments.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 2
The Fund may purchase exchange-listed options, including long call options to obtain leveraged or efficient exposure to positions. The Fund may also purchase long put options as a hedge against downside risk or to express a bearish view on a particular security or sector. The Fund does not use options for speculative purposes but may use them as part of its overall risk management and thematic exposure framework.
The Fund may also take temporary defensive positions when the Adviser determines that market conditions are unfavorable. During such periods, the Fund may hold a portion of its assets in cash, cash equivalents, U.S. government securities, investment-grade short-term debt instruments, or inverse exchange-traded products.
The Fund’s holdings may represent multiple economic sectors that will vary at different points in time, subject to the
Fund’s policy not to concentrate its investments in an industry or group of industries.  As of [...], 2026, the Fund had significant exposure to the information technology sector, including artificial intelligence (“AI”) companies.
The Fund may also invest in equity securities of non-U.S. companies, including through American Depositary Receipts
(“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges. The Fund may invest in equity securities of companies of any market capitalization, including mid- and small-capitalization companies.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
The principal risks of investing in the Fund are summarized below. Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money. The Fund is not intended to be a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 3
during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Sector Risk. To the extent the Fund's invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The
Fund may fail to attract sufficient assets to operate efficiently.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Leverage Risk. The use of call options creates exposure to securities greater than the premium paid, which magnifies both gains and losses.
•Hedging Risk. Hedges are not perfect instruments. A hedge may not eliminate or reduce all of the loss the Fund otherwise would incur on a given position.
•Defensive Positioning Risk. To the extent that the Fund takes a temporary defensive position, the Fund may not fully participate in market advances.
•Theme Selection Risk. Themes identified by the Adviser may fail to materialize, develop more slowly than anticipated, or generate investment returns that are less than expected. In addition, Themes and the equity securities of companies identified within the Thematic Hierarchy may underperform the broader equity market or other funds that do not utilize such criteria when selecting investments.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 4
complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Options Risk. Purchasing options is a speculative activity and entails greater than ordinary investment risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid.
Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium)
for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. A long call option premium may be lost entirely if the reference asset does not rise above the strike price. A long put option premium may be lost entirely if the reference asset does not fall below the strike price. In addition, the value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s reference asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the reference asset and the remaining time to expiration. The Fund’s investment in options may reduce the Fund’s profit from its other holdings and may result in a significantly greater

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 5
decline in the value of the Fund than if it had invested directly in the reference asset instead of using options.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 6
Tuttle Capital Gavin Baker Tracker ETF
A Series of Managed Portfolio Series | Ticker: GAVN | Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital Gavin Baker Tracker ETF (the “Fund”) seeks investment results that approximate the returns of the publicly-disclosed equity portfolio of Atreides Management, LP.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund seeks to achieve its investment objective by investing in equity securities in approximately the same proportions, to the extent permissible under the Investment Company Act of 1940 (the “1940 Act”), as those disclosed by Atreides
Management, LP ("Atreides") in its most recent quarterly filing with the U.S. Securities and Exchange Commission
(“SEC”) on Form 13F. Atreides is a registered investment adviser whose portfolio is managed by Gavin Baker, Founder and Managing Partner. The Fund is not sponsored, endorsed, or affiliated with Atreides Management, LP or
Gavin Baker.
Under Section 13(f) of the Securities Exchange Act of 1934, institutional investment managers exercising investment discretion over $100 million or more in equity securities must report their holdings on Form 13F no later than 45 calendar days after the end of each calendar quarter. The Fund will use the most recently filed Form 13F of Atreides as the basis for constructing its portfolio, seeking to replicate each long equity position in approximately the proportions in which they are reported to the extent permissible under the 1940 Act.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 7
To the extent Atreides reports options positions in its Form 13F filings, including exchange-listed call options or put options on individual equity securities, the Fund may seek to replicate those positions as well, subject to available liquidity and practicability.
The Fund will be rebalanced following the public filing of each new Form 13F by Atreides. The Fund may have significant exposure to one or more sectors, which may change from time to time, consistent with Atreides’ investment approach. To the extent the most recent Form 13F filed by Atreides shows that Atreides concentrates (i.e., invests more than 25% of its net assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the holdings of Atreides, as shown in its most recent
Form 13F filing. As of [June 30], 2026, the most recent Form 13F filed by Atreides reflects a concentration in the
[semiconductor] industry. Accordingly, as of [...], 2026, the Fund concentrates in securities of companies in the
[semiconductor industry] and has significant exposure to the [information technology] sector, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets. The Fund may invest in equity securities of companies of any market capitalization, including mid- and small-capitalization companies.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
The principal risks of investing in the Fund are summarized below. Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money. The Fund is not intended to be a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 8
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Sector Risk. To the extent the Fund's invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The
Fund may fail to attract sufficient assets to operate efficiently.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
•13F Filing Lag Risk. Form 13F reports are filed up to 45 days after quarter-end. The Fund's portfolio will reflect
Atreides' holdings as of the prior quarter-end. During this lag, Atreides may have made significant changes, and the Fund's portfolio may differ materially from Atreides' actual current holdings.
•Tracking Limitation Risk. The Fund does not have access to Atreides' non-public portfolio information. The Fund will not perfectly replicate Atreides' reported portfolio due to execution differences, transaction costs, timing differences, and regulatory restrictions.
•Reliance on a Single Manager Risk. The Fund's performance depends on Atreides' investment decisions. If
Atreides' performance deteriorates, modifies its strategy, ceases operations, or is no longer required to file Form
13F reports, the Fund's objective may be unachievable.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 9
subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
◦Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
•Options Risk. Purchasing options is a speculative activity and entails greater than ordinary investment risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid.
Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium)
for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. A long call option premium may be lost entirely if the reference asset does not rise above the strike price. A long put option premium may be lost entirely if the reference asset does not fall below the strike price. In addition, the value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s reference asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the reference asset and the remaining time to expiration. The Fund’s investment in

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 10
options may reduce the Fund’s profit from its other holdings and may result in a significantly greater decline in the value of the Fund than if it had invested directly in the reference asset instead of using options.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 11
Tuttle Capital AI Inference ETF
A Series of Managed Portfolio Series | Ticker: INFE | Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital AI Inference ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”).
Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of "AI Inference Companies." AI inference refers to the process by which trained AI models generate outputs in response to real-time queries. The Adviser defines AI Inference Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, businesses related to the deployment and scaling of AI inference workloads, including companies engaged in the development, production, or utilization of: (i) AI inference chips and accelerators, including GPUs, NPUs, and custom AI ASICs; (ii) networking hardware for AI inference clusters, including switch silicon, NICs, and cables; (iii) data center infrastructure for AI inference; (iv) high-bandwidth memory essential to AI inference performance; and (v) cloud infrastructure companies primarily monetizing AI inference workloads.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 12
The Fund concentrates (i.e., invests more than 25% of its net assets) the securities of companies in the semiconductor industry, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in the equity securities of large- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
The principal risks of investing in the Fund are summarized below. Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money. The Fund is not intended to be a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 13
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The
Fund may fail to attract sufficient assets to operate efficiently.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Hyperscaler Dependency Risk. Many companies in the AI inference ecosystem depend significantly on a small number of hyperscale cloud providers. A reduction in AI infrastructure spending by these customers could materially harm the Fund's holdings.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 14
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 15
value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
•Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 16
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 17
Tuttle Capital AI TokenMax ETF
A Series of Managed Portfolio Series | Ticker: TOKM | Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital AI TokenMax ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI
TokenMax Companies.” The Adviser defines AI TokenMax Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, businesses supporting extended context windows, higher token throughput, greater token efficiency, or AI memory and recall capabilities, including companies engaged in the development, production, or utilization of (i) high-capacity memory enabling longer
AI context windows; (ii) compute-efficient AI accelerators reducing cost-per-token; (iii) semiconductor packaging expanding on-chip memory bandwidth; (iv) AI software improving token efficiency or enabling model compression; and
(v) data center infrastructure for token-intensive AI models.
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the semiconductor industry and has significant exposure to the semiconductor industry, including artificial intelligence (“AI”)
companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in large- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 18
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
The principal risks of investing in the Fund are summarized below. Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money. The Fund is not intended to be a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 19
significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The
Fund may fail to attract sufficient assets to operate efficiently.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦AI Efficiency Risk. Improvements in AI token efficiency and model compression may reduce revenue per token for infrastructure providers, negatively impacting earnings of companies held by the Fund.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 20
ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 21
investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
•Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 22
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 23
Tuttle Capital AI Substrate ETF
A Series of Managed Portfolio Series | Ticker: SUBA | Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital AI Substrate ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI
Substrate Companies.” The Adviser defines AI Substrate Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, advanced semiconductor packaging and substrate technologies supporting AI computing, including companies engaged in the development, production, or utilization of: (i) advanced packaging platforms including CoWoS, InFO, and high-density advanced packaging; (ii) advanced packaging substrates including ABF substrates; (iii) HBM stacking and integration technologies; (iv) heterogeneous integration and chiplet assembly; and (v) advanced packaging equipment, chemicals, and materials suppliers.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets. As of [...], 2026, the Fund had significant exposure to companies in South Korea and Taiwan.
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the electronic components industry, including artificial intelligence (“AI”) companies.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 24
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in small and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
The principal risks of investing in the Fund are summarized below. Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money. The Fund is not intended to be a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 25
significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The
Fund may fail to attract sufficient assets to operate efficiently.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Advanced Packaging Capacity Risk. Advanced semiconductor packaging capacity is concentrated among a small number of manufacturers. Capacity constraints or yield problems could delay AI chip production and reduce revenue for packaging companies.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 26
instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
▪Risks Related to Investing in South Korea. Investments in Korean issuers may subject the
Fund to risks to risks specific to South Korea. Substantial political tensions exist between North
Korea and South Korea. Escalated tensions involving the two nations and the outbreak of hostilities between the two nations, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the South Korean economy. In addition, South Korea’s economic growth potential has recently been on a decline because of a rapidly aging population and structural problems, among other factors. The South Korean economy is heavily reliant on trading exports, especially to other Asian countries and the U.S., and disruptions or decreases in trade activity could lead to further declines. The South Korean economy’s dependence on the economies of Asia and the U.S. means that a reduction in spending by these economies on
South Korean products and services or negative changes in any of these economies may cause an adverse impact on the South Korean economy and therefore, on the Fund’s investments. In addition, South Korea is located in a part of the world that has historically been prone to natural disasters such as earthquakes, hurricanes or tsunamis, and is economically sensitive to environmental events. Any such event may adversely impact South Korea’s economy or business operations of companies in South Korea.
▪Risks Related to Investing in Taiwan. Investments in Taiwanese issuers may subject the Fund to risks specific to Taiwan. Taiwan is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment and fluctuations in inflation. The Taiwanese economy is dependent on the economies of Japan and China, as well as the United States, and negative changes in their economies or a reduction in purchases by any of them of Taiwanese products and services would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 27
only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
•Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 28
the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 29
Tuttle Capital AI Test Equipment ETF
A Series of Managed Portfolio Series | Ticker: ATEQ | Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital AI Test Equipment ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Test
Equipment Companies.” The Adviser defines AI Test Equipment Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, semiconductor test and measurement equipment for AI chip production, including companies engaged in the development, production, or utilization of: (i) automated test equipment (ATE), such as manufacturers that produce chip testers for AI GPUs and
ASICs; (ii) probe cards; (iii) burn-in and reliability test equipment; (iv) optical inspection and metrology equipment; and
(v) test handlers and contactors.
The Fund concentrates (i.e., invests more than 25% of its net assets) in the securities of companies in the semiconductor industry, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 30
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in small- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
The principal risks of investing in the Fund are summarized below. Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money. The Fund is not intended to be a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 31
significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The
Fund may fail to attract sufficient assets to operate efficiently.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Semiconductor Cyclicality Risk. The semiconductor test equipment industry is highly cyclical, with revenue closely linked to semiconductor capital expenditure cycles. A downturn in AI chip production or a shift in architecture could adversely affect companies held by the Fund.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 32
instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 33
are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
•Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 34
in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 35
Tuttle Capital AI Capacitor ETF
A Series of Managed Portfolio Series | Ticker: CAPQ | Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital AI Capacitor ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI
Capacitor Companies.” The Adviser defines AI Capacitor Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, passive capacitors for AI computing hardware, including companies engaged in the development, production, utilization, or manufacturing of: (i)
multilayer ceramic capacitors (MLCCs) used in AI GPU circuit boards; (ii) tantalum capacitors for high-reliability AI server applications; (iii) aluminum electrolytic capacitors for AI data center power systems; and (iv) film capacitors for power conversion in AI data centers.
The Fund concentrates (i.e., invests more than 25% of its net assets) the securities of companies in the electronic components industry, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in small- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 36
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
The principal risks of investing in the Fund are summarized below. Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money. The Fund is not intended to be a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 37
significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The
Fund may fail to attract sufficient assets to operate efficiently.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Passive Components Cyclicality Risk. The passive electronic components industry is cyclical.
Oversupply of MLCCs has historically led to significant price declines. If AI hardware build-out slows, demand and pricing for capacitors may decline.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 38
instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 39
are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
•Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 40
in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 41
Tuttle Capital Robotic Perception ETF
A Series of Managed Portfolio Series | Ticker: SEEU | Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital Robotic Perception ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “Robotic
Perception Companies.” The Adviser defines Robotic Perception Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, AI-enabled perception hardware for autonomous systems, industrial robotics, and physical AI applications, including companies engaged in the development, production, or utilization of: (i) advanced camera systems and vision sensors for machine vision, autonomous vehicles, and humanoid robots; (ii) LiDAR sensors for autonomous driving, mapping, and robotics;
(iii) radar systems for automotive and industrial sensing; (iv) machine vision software and processing platforms; and (v)
perception AI semiconductor chips including NPUs for edge-based sensor fusion.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund concentrates (i.e., invests more than 25% of its net assets) the securities of companies in the electronic equipment & instruments industry, including artificial intelligence (“AI”) companies.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 42
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in large- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
The principal risks of investing in the Fund are summarized below. Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money. The Fund is not intended to be a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 43
trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The
Fund may fail to attract sufficient assets to operate efficiently.
•Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Robotic Perception Companies Risk. Robotics Perception Companies operate in rapidly evolving markets dependent on the adoption of robotics technologies, which may not develop as expected. Their performance is sensitive to capital spending cycles in industrial end markets, making them vulnerable to economic downturns. Robotics Perception Companies also rely on complex global supply chains, which may be disrupted by shortages, geopolitical events, or cost increases. Robotics Perception Companies face risks related to technological change, competition, product defects, system failures, and cybersecurity. They may also be subject to future regulatory, safety, and product liability risks.
◦Autonomous Systems Regulatory Risk. Many companies serve autonomous vehicle and drone markets, which are subject to evolving federal and state regulation. Delays in regulatory approval for autonomous systems could slow revenue growth.
◦LiDAR Technology Risk. The LiDAR sensor market has seen significant price compression. Companies unable to achieve competitive cost structures may lose market share to lower-cost competitors or camera-only systems.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 44
the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 45
material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
•Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 46
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 47
Tuttle Capital AI Thermal Management ETF
A Series of Managed Portfolio Series | Ticker: TEMP | Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital AI Thermal Management ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Thermal
Management Companies.” The Adviser defines AI Thermal Management Companies as companies that derive at least
50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, liquid cooling technology for AI data centers, including companies engaged in the development, production, or utilization of: (i) coolant distribution units (CDUs) and rack-level liquid cooling; (ii) cold plates and direct-to-chip liquid cooling hardware; (iii) rear-
door heat exchangers; (iv) immersion cooling systems; and (v) thermal interface materials, pumps, and related components.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund concentrates (i.e., invests more than 25% of its net assets) the securities of companies in the electrical equipment and building products industries, including artificial intelligence (“AI”) companies.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 48
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in large-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
The principal risks of investing in the Fund are summarized below. Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money. The Fund is not intended to be a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 49
significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The
Fund may fail to attract sufficient assets to operate efficiently.
•Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Data Center Infrastructure Risk. A slowdown in AI data center construction or a reduction in AI infrastructure spending by hyperscalers could reduce demand for liquid cooling solutions.
◦Technology Substitution Risk. Alternative cooling technologies or future chip architectures that generate less heat could reduce demand for liquid cooling hardware.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 50
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 51
that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
•Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 52
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 53
Tuttle Capital AI Memory Wall ETF
A Series of Managed Portfolio Series | Ticker: MWAL | Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital AI Memory Wall ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Memory
Wall Companies.” The Adviser defines AI Memory Wall Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, technologies addressing the imbalance between AI processor compute speed and available memory bandwidth, including companies engaged in the development, production, or utilization of: (i) high-bandwidth memory (HBM) design and manufacturing; (ii) CXL memory disaggregation and pooling solutions; (iii) near-memory and in-memory compute architectures; (iv) memory controller and memory interface semiconductor IP; and (v) advanced memory packaging and 3D integration technologies.
The Fund concentrates (i.e., invests more than 25% of its net assets) the securities of companies in the semiconductor industry, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in the equity securities of small- and mid-capitalization companies.The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 54
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in large- and mid-capitalization companies.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
The principal risks of investing in the Fund are summarized below. Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money. The Fund is not intended to be a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 55
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The
Fund may fail to attract sufficient assets to operate efficiently.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦HBM Yield and Capacity Risk. High-bandwidth memory is produced by a small number of manufacturers and requires complex stacking processes with challenging yield characteristics. Yield problems or production ramp delays could cause supply shortfalls.
◦Memory Market Cyclicality Risk. The DRAM and HBM memory markets are highly cyclical. A slowdown in AI accelerator shipments could reduce demand for HBM and adversely affect the Fund.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 56
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 57
generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
•Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 58
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 59
Tuttle Capital On-Device AI ETF
A Series of Managed Portfolio Series | Ticker: DVAI | Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital On-Device AI ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “On-Device
AI Companies.” The Adviser defines On-Device AI Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, the consumer AI device upgrade cycle, including companies engaged in the development, production, or utilization of: (i) AI-capable application processors and SoCs for smartphones and wearables; (ii) AI-enhanced PC processors with integrated NPUs; (iii) DRAM and flash memory suppliers benefiting from increased memory requirements; (iv) PCB and component suppliers for consumer electronics; and (v) consumer electronics brands and platform companies driving device upgrade cycles through AI software features.
The Fund may invest in securities listed on U.S. exchanges, including American depositary receipts ("ADRs"), as well as foreign securities listed on exchanges in developed and emerging markets outside of the United States.
The Fund concentrates (i.e., invests more than 25% of its net assets) the securities of companies in the semiconductor industry, including artificial intelligence (“AI”) companies.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 60
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in large- and mid-capitalization companies.The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
The principal risks of investing in the Fund are summarized below. Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money. The Fund is not intended to be a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 61
significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The
Fund may fail to attract sufficient assets to operate efficiently.
•Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Consumer Electronics Cyclicality Risk. Consumer electronics demand fluctuates with economic conditions and consumer confidence. A consumer spending slowdown could delay the AI device upgrade cycle.
◦Feature Adoption Risk. Consumer willingness to upgrade devices specifically for AI features is uncertain. If AI features do not drive meaningful incremental device sales, the upgrade cycle may be slower than anticipated.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 62
ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 63
investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
•Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 64
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 65
Tuttle Capital AI DC Power Architecture ETF
A Series of Managed Portfolio Series | Ticker: JUCE | Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital AI DC Power Architecture ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI DC
Power Architecture Companies.” The Adviser defines AI DC Power Architecture Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, high-
voltage DC power distribution architecture for AI data centers, including companies engaged in the development, production, or utilization of: (i) voltage regulators and power conversion modules for high-voltage DC distribution; (ii)
intelligent PDUs and busways for AI rack power delivery; (iii) UPS systems and battery energy storage for AI data centers; (iv) PMICs for GPU and server board applications; and (v) switchgear, transformers, and electrical distribution equipment for AI facilities.
The Fund may invest in securities listed on U.S. exchanges, including American depositary receipts ("ADRs"), as well as foreign securities listed on exchanges in developed and emerging markets outside of the United States.
The Fund concentrates (i.e., invests more than 25% of its net assets) the securities of companies in the electrical equipment and semiconductors industries, including artificial intelligence (“AI”) companies.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 66
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in the equity securities of large- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
The principal risks of investing in the Fund are summarized below. Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money. The Fund is not intended to be a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 67
significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The
Fund may fail to attract sufficient assets to operate efficiently.
•Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Energy Policy Risk. AI data centers are major consumers of electrical power and are subject to increasing regulatory attention. Restrictions on data center power consumption could affect the growth trajectory of AI infrastructure.
◦Technology Transition Risk. The transition to 800V DC architecture requires significant re-engineering of power distribution systems. Delays in adoption or competing power architectures could reduce the revenue opportunity for companies targeting this market.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 68
ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 69
investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
•Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 70
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 71
Tuttle Capital AI Network Fabric ETF
A Series of Managed Portfolio Series | Ticker: NWRK | Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital AI Network Fabric ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of “AI Network
Fabric Companies.” The Adviser defines AI Network Fabric Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, high-bandwidth, low-
latency AI cluster networking infrastructure, including companies engaged in the development, production, or utilization of: (i) Ethernet-based AI networking switch silicon; (ii) high-speed NICs and smart NICs (DPUs) for AI server connectivity; (iii) direct attach copper (DAC) and active optical cables (AOC) for GPU-to-switch connections; (iv) optical transceivers for AI cluster inter-switch links; and (v) AI networking software and management platforms.
The Fund concentrates (i.e., invests more than 25% of its net assets) the securities of companies in the semiconductor industry, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in large- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 72
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
The principal risks of investing in the Fund are summarized below. Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money. The Fund is not intended to be a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 73
significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The
Fund may fail to attract sufficient assets to operate efficiently.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦InfiniBand vs. Ethernet Competition Risk. AI cluster networking involves competition between
InfiniBand-based and Ethernet-based solutions. A shift in customer preference toward InfiniBand or other proprietary networking could reduce the market opportunity for Ethernet-focused companies.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 74
instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 75
are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
•Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 76
in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 77
Tuttle Capital AI Drug Discovery ETF
A Series of Managed Portfolio Series | Ticker: AIHC | Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital AI Drug Discovery ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of "AI Drug
Discovery Companies." The Adviser defines AI Drug Discovery Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, the application of AI to drug discovery, molecular design, and pharmaceutical R&D, including companies engaged in the development, production, or utilization of: (i) AI-driven drug discovery platforms using machine learning to identify and optimize novel drug candidates; (ii) computational biology and chemistry companies applying AI to protein structure prediction and target identification; (iii) genomics and multi-omics data analytics companies; (iv) clinical trial optimization platforms using AI; and (v) pharmaceutical and biopharmaceutical companies with AI as a core pipeline development component.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in small- and mid-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 78
The Fund concentrates (i.e., invests more than 25% of its net assets) the securities of companies in the biotechnology and life sciences tools & services industries, including artificial intelligence (“AI”) companies.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
The principal risks of investing in the Fund are summarized below. Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money. The Fund is not intended to be a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 79
shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The
Fund may fail to attract sufficient assets to operate efficiently.
•Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Drug Development Risk. AI-designed drug candidates must still complete clinical trials and receive regulatory approval. Most drug candidates fail in clinical development. Failure of a key pipeline asset by a significant holding could materially harm the Fund.
◦Biotechnology Risk. Biotechnology companies, especially smaller and clinical-stage companies, are highly speculative and their securities can be extremely volatile.
◦Clinical and Regulatory Risk. Even if an AI-designed drug candidate shows efficacy, regulatory agencies may require additional studies, impose conditions on approval, or decline to approve the product.
◦AI Validation Risk. The validation of AI-generated drug candidates through real-world clinical trials is still in its early stages. If AI drug discovery platforms fail to produce clinical successes at higher rates than traditional approaches, the commercial value could be diminished.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 80
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 81
value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
•Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 82
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 83
Tuttle Capital Space Data Centers ETF
A Series of Managed Portfolio Series | Ticker: SEX | Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital Space Data Centers ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of "Space Data
Center Companies." The Adviser defines Space Data Center Companies as companies that derive at least 50% of their revenue or net income from, or that have invested at least 50% of the value of their assets in, space-based data center infrastructure and the broader orbital computing ecosystem, including companies engaged in the development, production, or utilization of: (i) satellite broadband and LEO communication constellations providing orbital connectivity infrastructure; (ii) in-space computing and edge processing companies developing orbital AI inference; (iii) commercial space launch providers; (iv) satellite manufacturing companies; (v) ground segment companies providing terrestrial infrastructure for satellite network management; and (vi) space component suppliers providing power, thermal, and structural systems for orbital platforms.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund concentrates (i.e., invests more than 25% of its net assets) the securities of companies in the aerospace &
defense industry, including artificial intelligence (“AI”) companies.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 84
The Fund may invest in equity securities of companies of any market capitalization and expects to invest a significant portion of its assets in large-, mid- and small-capitalization companies. The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
The principal risks of investing in the Fund are summarized below. Shareholders of the Fund, as with all funds, are subject to the risk that their investments could lose money. The Fund is not intended to be a complete investment program. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the
“Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 85
shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. The
Fund may fail to attract sufficient assets to operate efficiently.
•Sector Risk. The Fund may, from time to time, have significant exposure to one or more sectors of the economy.
To the extent the Fund has significant sector exposure, the Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Space Industry Risk. The commercial space industry involves unusually high technical risks. Launch failures, satellite malfunctions, and in-orbit collisions can result in total loss of spacecraft value. Companies may require significant additional capital and face high execution risk.
◦SpaceX Investment Risk. Any publicly traded instruments providing exposure to SpaceX may be illiquid, trade at significant premiums or discounts to intrinsic value, and may not accurately reflect SpaceX's financial performance.
◦Regulatory and Spectrum Risk. Commercial space operations are subject to extensive regulation by the FCC, FAA, and international telecommunications bodies. Changes in spectrum allocation, orbital debris regulations, or launch licensing could adversely affect companies in the Fund.
◦Early-Stage Company Risk. Many companies in the space sector are early-stage, pre-revenue, or heavily reliant on a small number of contracts, facing heightened risks of capital adequacy and technology development failure.
◦Orbital Debris Risk. The proliferation of satellites in LEO creates increasing collision risk. Regulatory action to limit satellite launches or de-orbit existing satellites could constrain constellation growth.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 86
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 87
the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
•Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 88
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 89
Tuttle Capital Owned Intelligence ETF
A Series of Managed Portfolio Series  |  Ticker: MYNE  |  Exchange: Cboe BZX Exchange, Inc.
Investment Objective
The Tuttle Capital Owned Intelligence ETF (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	[...]
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[...]
(1)Pursuant to the Fund’s investment advisory agreement, the Fund pays the Adviser (defined below) a unitary management fee. The Adviser, in turn, bears all of the Fund’s ordinary operating expenses, except for [the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses.]
(2)Other Expenses are based on estimated amounts for the current fiscal year.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
[...]	[...]
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, no portfolio turnover rate information is available.
Principal Investment Strategies
The Fund is an actively managed, non-diversified exchange-traded fund (“ETF”). Under normal market conditions, the
Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “Owned Intelligence Companies.” The Adviser defines Owned Intelligence Companies as companies that derive at least 50% of their revenue or income from, or that the Adviser determines have significant assets committed to, one or more of the following business lines: (i) identity and access management, privileged access management, or data security software that controls who and what may access an enterprise's data, systems, or artificial intelligence
(“AI”) models; (ii) enterprise data governance, data observability, or data infrastructure platforms; or (iii) private, on-
premises, or edge AI computing systems, including related enterprise storage, server, and semiconductor hardware designed for such systems.
In selecting and weighting the Fund's portfolio holdings, the Adviser allocates the Fund's assets across the three investment categories described above using a modified equal-weighted methodology within each category. The
Adviser may designate one portfolio holding within category (ii) as the Fund's “Anchor Constituent” and weight that holding up to 10% of the Fund's net assets, based on the Adviser's assessment of which eligible company has the greatest relevance to, and purity of business exposure within, the enterprise-owned-AI-control investment theme. The

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 90
Fund also limits its aggregate investment in companies whose principal business is the design or manufacture of semiconductors or other AI computing hardware components to no more than 15% of its net assets.
In addition, the Fund may invest up to 20% of its net assets in equity securities of other companies that the Adviser believes have a meaningful business connection to enterprise data control, AI governance, or private AI deployment, but that do not independently satisfy the 50% revenue or asset test described above.
The Fund may invest in equity securities of both U.S. and non-U.S. companies, including through American Depositary
Receipts (“ADRs”) and ordinary shares of foreign issuers traded on U.S. or foreign exchanges, including both developed and emerging markets.
The Fund concentrates (i.e., invests more than 25% of its net assets) the securities of companies in the application software industry, including artificial intelligence (“AI”) companies.
The Fund may invest in equity securities of companies of any market capitalization but expects to invest a significant portion of its assets in large- and mid-capitalization companies.The Fund may also gain exposure to equity securities by investing in derivative instruments, including total return swap agreements (“swaps”).
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Principal Risks
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. The principal risks of investing in the Fund are listed below. Risks are presented in order of the Adviser's assessment of their significance to the Fund's principal investment strategies, followed by risks generally applicable to investing in ETFs.
•General Market Risk. The Fund's net asset value ("NAV") and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate.
The Fund may fail to attract sufficient assets to operate efficiently.
•Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, or companies in which the Fund invests
•Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-specific factors such as management decisions, product failures, litigation, or regulatory actions.
•Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
•Management Risk. The Fund may not meet its investment objective or may underperform the market or comparable investment products if the Adviser cannot successfully implement the Fund's investment strategies.
•Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the
Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has
a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 91
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
•Concentration Risk. Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the Fund's assets were invested in a wider variety of industries.
◦Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.
•Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
•Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of
AI technologies, including hardware (e.g. semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
◦Owned Intelligence Companies Risk. The Fund's principal investment strategy is based on the
Adviser's thesis that enterprises and governments will increasingly prioritize owning and controlling their data, AI models, and computing infrastructure rather than relying on third-party AI providers. This thesis may not play out as the Adviser expects, or may develop more slowly than expected, which could cause the Fund to underperform funds that do not focus on this investment theme.
◦Data Security and Identity Software Companies Risk. Companies that provide identity, access management, and data security software face rapid technological change, evolving cybersecurity threats, and intense competition. These companies may also be subject to significant liability, reputational harm, and regulatory scrutiny in the event of a security breach or product failure.
◦Enterprise Software and Data Infrastructure Companies Risk. Companies that provide enterprise data governance, observability, or data infrastructure platforms depend on continued enterprise adoption of, and spending on, cloud and data infrastructure products. A slowdown in enterprise information technology spending, increased competition, or the emergence of alternative technologies could adversely affect these companies.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 92
◦Semiconductor and AI Hardware Companies Risk. Semiconductor and AI hardware companies are characterized by rapid technological change, intense competition, and cyclical demand. These companies may also be significantly affected by supply chain disruptions, U.S. and foreign export control regulations, and the concentration of manufacturing capacity in a small number of geographic regions.
•Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.
•Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a
U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which the Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
◦ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares
(“Underlying Shares”). When the Fund invests in ADRs as a substitute for an investment directly in the
Underlying Shares, the Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the Underlying Shares.
◦Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Geopolitical Risk. Some countries and regions in which the Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets.
Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
•Anchor Constituent Risk. The Fund's methodology permits the Adviser to weight a single eligible portfolio holding (the Fund's Anchor Constituent) up to 10% of the Fund's net assets, a materially larger position than the

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 93
Fund's other holdings. As a result, the Fund's performance may be more susceptible to a single adverse event, or to the negative performance of a single issuer, than a fund that limits its holdings to smaller position sizes.
•Derivatives Risk. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:
◦Swap Agreements Risk. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. The Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
◦Counterparty Risk. The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline.
Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the
Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
•Tax Risk. At the end of each quarter of the Fund’s taxable year, the Fund’s assets must be diversified so that (a)
at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10%
of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification
Requirement”). The determination of the value and the identity of the issuer of derivative investments that the
Fund may invest in are often unclear for purposes of the Diversification Requirement described above. Although

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 94
the Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the
Diversification Requirement, there are no assurances that the Internal Revenue Service (“IRS”) will agree with the
Fund’s determination of the issuer under the Diversification Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear. If the
Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
•Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund
(i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Information
No performance information is presented for the Fund because it is a new fund and does not have a full calendar year of performance history. Once the Fund has completed a full calendar year of operations, a bar chart and performance table will be included in this Prospectus. Updated performance information will be available on the Fund’s website at
[...].
Investment Adviser
Tuttle Capital Management, LLC (the “Adviser”)
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of the Adviser, is primarily responsible for the day-to-day management of the
Fund's portfolio. Mr. Tuttle has served as portfolio manager of the Fund since its inception in [...].
Purchase and Sale of Fund Shares
Shares are listed on the Exchange, and individual Fund shares may only be bought and sold in the secondary market through brokers at market prices, rather than NAV. Because Fund shares trade at market prices rather than NAV, Fund shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The Fund issues and redeems shares only to APs (typically, broker-dealer) in large blocks of shares known as "Creation
Units." The Fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase
Fund shares (bid) and the lowest price a seller is willing to accept for Fund shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Recent information about the Fund, including its NAV, market price, premiums and discounts, and bid-ask spreads is available on the Fund’s website at [...].
Tax Information
Distributions made by the Fund are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless you are investing through a tax-advantaged account such as a 401(k) plan or individual retirement account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Adviser and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 95

Additional Fund Information
Investment Objectives
Unless otherwise stated, each Fund's investment objective is long-term capital appreciation. Each Fund's investment objective is non-fundamental and may be changed without a vote of shareholders.
Additional Information About Principal Investment Strategies
Each Fund is an actively managed ETF and does not seek to track any index. The Adviser has complete discretion, subject to each Fund's stated investment policies, to select and manage each Fund's portfolio. Except as otherwise described herein, under normal market conditions, each Fund, except Tuttle Capital Thematic ETF and Tuttle Capital
Gavin Baker Tracker ETF, will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities consistent with the Fund name, as described in the Fund’s principal investment strategies. Each Fund will provide shareholders with 60 days' prior written notice of any change to its 80% investment policy.
Temporary Defensive Positions
Each Fund may, from time to time, take temporary defensive positions inconsistent with the Fund's principal investment strategies to respond to adverse or unstable market, economic, political, or other conditions. During such times, a Fund may hold up to 100% of its assets in cash, cash equivalents, U.S. Treasury securities, or other short-term instruments.
Derivatives
Each Fund may invest in certain derivative instruments, such as futures, options, and swaps, as set forth in its “Principal
Investment Strategies”. Under Rule 18f-4 under the 1940 Act, funds that are subject to the rule are required to adopt and implement a written derivatives risk management program and quantitatively limit their use of derivatives based on the estimated potential risk of loss that the funds incur from their derivatives transactions. Funds that limit derivatives exposure to 10% of net assets are exempt from many of the requirements of Rule 18f-4, but must still adopt and implement policies and procedures reasonably designed to manage the fund’s derivatives risks. Rule 18f-4 governs the way funds must comply with the asset segregation and coverage requirements of Section 18 of the 1940 Act with respect to derivatives and certain other financing transactions. Each Fund will comply with Rule 18f-4, as applicable.
Additional Principal Risk Information
General Market Risk. The NAV and investment return of each Fund will fluctuate based upon changes in the value of its portfolio securities. The market value of a security may move up or down, sometimes rapidly and unpredictably. U.S.
and international markets have experienced, and may continue to experience, volatility.
Management Risk. Each Fund is actively managed and depends on the skill of the Adviser to select and manage the
Fund's portfolio. The Adviser's investment analyses may not produce the intended results.
Equity Securities Risk. Each Fund’s investments in equity securities are susceptible to general stock market fluctuations and volatile increases and decreases in value. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary, and fiscal policies; inflation and interest rates; and economic expansion or contraction.
Issuer-Specific Risk. Individual securities may experience sudden and unpredictable drops in value due to company-
specific factors such as management decisions, product failures, litigation, or regulatory actions.
ETF Risks. Each Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund has a
limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. In addition, secondary market investors will also incur the cost of the difference between the price at which an investor is willing to buy Fund shares (the “bid” price) and the price at which an investor is willing to sell Fund shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Fund shares based on

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 96
trading volume and market liquidity, and is generally lower if Fund shares have more trading volume and market liquidity and higher if Fund shares have little trading volume and market liquidity. Further, a relatively small investor base in a Fund, asset swings in a Fund and/or increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Fund shares, including bid/ask spreads, frequent trading of Fund shares may significantly reduce investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate a
Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. To the extent securities held by a Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
•Trading. Although shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for such Fund shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the
Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P® 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Fund shares when extraordinary volatility causes sudden, significant swings in the market price of Fund shares. There can be no assurance that Fund shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of a
Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund shares, and this could lead to differences between the market price of the Fund shares and the underlying value of those shares.
Foreign Securities Risk. Investments in securities of foreign companies, including through ADRs, involve certain risks that may not be present with investments in U.S. securities. For example, the value of such securities may be subject to risk of decline due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Such investments also may be subject to withholding or other taxes and may be indirectly subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in a Fund more volatile and potentially less liquid than other types of investments. Companies in many foreign markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in the U.S., and as a result, information about the securities in which a Fund invests may be less reliable or complete. Foreign markets often have less reliable securities valuations and greater risk associated with the custody of securities than the U.S. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies.
•ADR Risk. ADRs involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. ADRs listed on U.S. exchanges are issued by banks or trust companies, and ADRs entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying
Shares”). When a Fund invests in ADRs as a substitute for an investment directly in the Underlying Shares, the
Fund is exposed to the risk that the ADRs may not provide a return that corresponds precisely with that of the
Underlying Shares.
•Emerging Markets Risk. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of a Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the
Fund to decline in value.
•Geographic Investment Risk. To the extent a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 97
•Risks of Investing in South Korea (Tuttle Capital AI Substrate ETF only). Investments in Korean issuers may subject the Fund to risks to risks specific to South Korea. Substantial political tensions exist between North Korea and South Korea. Escalated tensions involving the two nations and the outbreak of hostilities between the two nations, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the South Korean economy. In addition, South Korea’s economic growth potential has recently been on a decline because of a rapidly aging population and structural problems, among other factors. The South Korean economy is heavily reliant on trading exports, especially to other Asian countries and the U.S., and disruptions or decreases in trade activity could lead to further declines. The South Korean economy’s dependence on the economies of Asia and the
U.S. means that a reduction in spending by these economies on South Korean products and services or negative changes in any of these economies may cause an adverse impact on the South Korean economy and therefore, on the Fund’s investments. In addition, South Korea is located in a part of the world that has historically been prone to natural disasters such as earthquakes, hurricanes or tsunamis, and is economically sensitive to environmental events. Any such event may adversely impact South Korea’s economy or business operations of companies in South Korea.
•Risks of Investing in Taiwan (Tuttle Capital AI Substrate ETF only). Investments in Taiwanese issuers may subject the Fund to risks specific to Taiwan. Taiwan is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment and fluctuations in inflation. The Taiwanese economy is dependent on the economies of Japan and China, as well as the United States, and negative changes in their economies or a reduction in purchases by any of them of Taiwanese products and services would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets.
•Geopolitical Risk. Some countries and regions in which a Fund may invest have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.
•Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Non-Diversification Risk. Each Fund is classified as a non-diversified investment company under the 1940 Act. A
“non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its total assets that may be invested in the securities of a single issuer. This means that a Fund may invest a greater portion of its total assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. This may have an adverse effect on a Fund’s performance or subject Shares to greater price volatility than more diversified investment companies. Moreover, in pursuing its objective, a Fund may hold the securities of a single issuer in an amount exceeding 10% of the value of the outstanding securities of the issuer, subject to restrictions imposed by the
Code.
Although each Fund is non-diversified for purposes of the 1940 Act, each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “RIC for purposes of the Code. Compliance with the diversification requirements of the Code may limit the investment flexibility of a Fund and may make it less likely that a Fund will meet its investment objectives. To qualify as a RIC under the Code, a Fund must meet the
Diversification Requirement described in the section titled “Federal Income Taxes” in the Funds’ Statement of Additional
Information (“SAI”).

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 98
Limited History of Operations Risk. Each Fund has a limited history of operations for investors to evaluate. The Fund may fail to attract sufficient assets to operate efficiently.
Sector Risk. To the extent a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. Each Fund may, from time to time, have significant exposure to one or more sectors of the economy. To the extent a Fund has significant sector exposure, the
Fund will be more susceptible to economic, political, regulatory, or other developments affecting that sector than a fund with a broader range of investments.
Information Technology Sector Risk. Technology companies and companies that rely heavily on technological advances may have limited product lines, markets, financial resources, supply chains and personnel. These companies typically face intense competition, potentially rapid product obsolescence and changes in product cycles and customer preferences. They may face unexpected risks and costs associated with technological developments, such as artificial intelligence and machine learning. Technology companies also depend heavily on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Technology companies may face increased government scrutiny and may be subject to adverse government or legal action.
Industrials Sector Risk (Tuttle Capital Robotic Perception ETF only). The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. As the demand for, or prices of, industrials increase, the value of a Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
Artificial Intelligence Companies Risk. Companies engaged in the development, production, or utilization of AI technologies, including hardware (e.g., semiconductors, accelerators), software platforms, cloud infrastructure, and related services, may be subject to intense competition, rapid product obsolescence, and unpredictable changes in the
AI market. The commercial viability of AI technologies and applications is not certain. AI technologies may fail to achieve expected performance, face regulatory restrictions, or be displaced by competing technologies.
•Hyperscaler Dependency Risk (Tuttle Capital AI Inference ETF only). Many companies in the AI inference ecosystem depend significantly on a small number of hyperscale cloud providers. A reduction in AI infrastructure spending by these customers could materially harm the Fund's holdings.
•AI Efficiency Risk (Tuttle Capital AI TokenMax ETF only). Improvements in AI token efficiency and model compression may reduce revenue per token for infrastructure providers, negatively impacting earnings of companies held by the Fund.
•Advanced Packaging Capacity Risk (Tuttle Capital AI Substrate ETF only). Advanced semiconductor packaging capacity is concentrated among a small number of manufacturers. Capacity constraints or yield problems could delay AI chip production and reduce revenue for packaging companies.
•Semiconductor Cyclicality Risk (Tuttle Capital AI Test Equipment ETF only). The semiconductor test equipment industry is highly cyclical, with revenue closely linked to semiconductor capital expenditure cycles. A downturn in AI chip production or a shift in architecture could adversely affect companies held by the Fund.
•Passive Components Cyclicality Risk (Tuttle Capital AI Capacitor ETF only). The passive electronic components industry is cyclical. Oversupply of MLCCs has historically led to significant price declines. If AI hardware build-out slows, demand and pricing for capacitors may decline.
•Data Center Infrastructure Risk (Tuttle Capital AI Thermal Management ETF only). A slowdown in AI data center construction or a reduction in AI infrastructure spending by hyperscalers could reduce demand for liquid cooling solutions.
•Technology Substitution Risk (Tuttle Capital AI Thermal Management ETF only). Alternative cooling technologies or future chip architectures that generate less heat could reduce demand for liquid cooling hardware.
•HBM Yield and Capacity Risk (Tuttle Capital AI Memory Wall ETF only). High-bandwidth memory is produced by a small number of manufacturers and requires complex stacking processes with challenging yield characteristics. Yield problems or production ramp delays could cause supply shortfalls.
•Memory Market Cyclicality Risk (Tuttle Capital AI Memory Wall ETF only). The DRAM and HBM memory markets are highly cyclical. A slowdown in AI accelerator shipments could reduce demand for HBM and adversely affect the Fund.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 99
•Consumer Electronics Cyclicality Risk (Tuttle Capital On-Device AI ETF only). Consumer electronics demand fluctuates with economic conditions and consumer confidence. A consumer spending slowdown could delay the AI device upgrade cycle.
•Feature Adoption Risk (Tuttle Capital On-Device AI ETF only). Consumer willingness to upgrade devices specifically for AI features is uncertain. If AI features do not drive meaningful incremental device sales, the upgrade cycle may be slower than anticipated.
•Energy Policy Risk (Tuttle Capital AI DC Power Architecture ETF only). AI data centers are major consumers of electrical power and are subject to increasing regulatory attention. Restrictions on data center power consumption could affect the growth trajectory of AI infrastructure.
•Technology Transition Risk (Tuttle Capital AI DC Power Architecture ETF only). The transition to 800V
DC architecture requires significant re-engineering of power distribution systems. Delays in adoption or competing power architectures could reduce the revenue opportunity for companies targeting this market.
•InfiniBand vs. Ethernet Competition Risk (Tuttle Capital AI Network Fabric ETF only). AI cluster networking involves competition between InfiniBand-based and Ethernet-based solutions. A shift in customer preference toward InfiniBand or other proprietary networking could reduce the market opportunity for Ethernet-
focused companies.
•Drug Development Risk (Tuttle Capital AI Drug Discovery ETF only). AI-designed drug candidates must still complete clinical trials and receive regulatory approval. Most drug candidates fail in clinical development.
Failure of a key pipeline asset by a significant holding could materially harm the Fund.
•Biotechnology Risk (Tuttle Capital AI Drug Discovery ETF only). Biotechnology companies, especially smaller and clinical-stage companies, are highly speculative and their securities can be extremely volatile.
•Clinical and Regulatory Risk (Tuttle Capital AI Drug Discovery ETF only). Even if an AI-designed drug candidate shows efficacy, regulatory agencies may require additional studies, impose conditions on approval, or decline to approve the product.
•AI Validation Risk (Tuttle Capital AI Drug Discovery ETF only). The validation of AI-generated drug candidates through real-world clinical trials is still in its early stages. If AI drug discovery platforms fail to produce clinical successes at higher rates than traditional approaches, the commercial value could be diminished.
Robotic Perception Companies Risk (Tuttle Capital Robotic Perception ETF only). Robotics Perception
Companies operate in rapidly evolving markets dependent on the adoption of robotics technologies, which may not develop as expected. Their performance is sensitive to capital spending cycles in industrial end markets, making them vulnerable to economic downturns. Robotics Perception Companies also rely on complex global supply chains, which may be disrupted by shortages, geopolitical events, or cost increases. Robotics Perception Companies face risks related to technological change, competition, product defects, system failures, and cybersecurity. They may also be subject to future regulatory, safety, and product liability risks.
•Autonomous Systems Regulatory Risk. Many companies serve autonomous vehicle and drone markets, which are subject to evolving federal and state regulation. Delays in regulatory approval for autonomous systems could slow revenue growth.
•LiDAR Technology Risk. The LiDAR sensor market has seen significant price compression. Companies unable to achieve competitive cost structures may lose market share to lower-cost competitors or camera-only systems.
Space Industry Risk (Tuttle Capital Space Data Centers ETF only). The commercial space industry involves unusually high technical risks. Launch failures, satellite malfunctions, and in-orbit collisions can result in total loss of spacecraft value. Companies may require significant additional capital and face high execution risk.
•SpaceX Investment Risk. Any publicly traded instruments providing exposure to SpaceX may be illiquid, trade at significant premiums or discounts to intrinsic value, and may not accurately reflect SpaceX's financial performance.
•Regulatory and Spectrum Risk. Commercial space operations are subject to extensive regulation by the
FCC, FAA, and international telecommunications bodies. Changes in spectrum allocation, orbital debris regulations, or launch licensing could adversely affect companies in the Fund.
•Early-Stage Company Risk. Many companies in the space sector are early-stage, pre-revenue, or heavily reliant on a small number of contracts, facing heightened risks of capital adequacy and technology development failure.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 100
•Orbital Debris Risk. The proliferation of satellites in LEO creates increasing collision risk. Regulatory action to limit satellite launches or de-orbit existing satellites could constrain constellation growth.
Owned Intelligence Companies Risk (Tuttle Capital Owned Intelligence ETF only). The Fund's principal investment strategy is based on the Adviser's thesis that enterprises and governments will increasingly prioritize owning and controlling their data, AI models, and computing infrastructure rather than relying on third-party AI providers. This thesis may not play out as the Adviser expects, or may develop more slowly than expected, which could cause the Fund to underperform funds that do not focus on this investment theme.
•Data Security and Identity Software Companies Risk. Companies that provide identity, access management, and data security software face rapid technological change, evolving cybersecurity threats, and intense competition. These companies may also be subject to significant liability, reputational harm, and regulatory scrutiny in the event of a security breach or product failure.
•Enterprise Software and Data Infrastructure Companies Risk. Companies that provide enterprise data governance, observability, or data infrastructure platforms depend on continued enterprise adoption of, and spending on, cloud and data infrastructure products. A slowdown in enterprise information technology spending, increased competition, or the emergence of alternative technologies could adversely affect these companies.
•Semiconductor and AI Hardware Companies Risk. Semiconductor and AI hardware companies are characterized by rapid technological change, intense competition, and cyclical demand. These companies may also be significantly affected by supply chain disruptions, U.S. and foreign export control regulations, and the concentration of manufacturing capacity in a small number of geographic regions.
Anchor Constituent Risk (Tuttle Capital Owned Intelligence ETF only). The Fund's methodology permits the
Adviser to weight a single eligible portfolio holding (the Fund's Anchor Constituent) up to 10% of the Fund's net assets, a materially larger position than the Fund's other holdings. As a result, the Fund's performance may be more susceptible to a single adverse event, or to the negative performance of a single issuer, than a fund that limits its holdings to smaller position sizes.
Concentration Risk (Tuttle Capital AI Inference ETF, Tuttle Capital AI TokenMax ETF, Tuttle Capital AI Substrate
ETF, Tuttle Capital AI Test Equipment ETF, Tuttle Capital AI Capacitor ETF, Tuttle Capital AI Memory Wall ETF,
Tuttle Capital AI Network Fabric ETF, and Tuttle Capital Owned Intelligence ETF only). Because the Fund's investments are concentrated in a particular industry, the Fund will be subject to the risk that economic, political, or other conditions that have a negative effect on that industry will negatively affect the Fund to a greater extent than if the
Fund's assets were invested in a wider variety of industries.
•Semiconductor Industry Risk. Companies in the semiconductor industry are subject to significant competitive pressure, including rapid technological change, high capital requirements, and the risk that their products may become obsolete. Semiconductor industry revenue is subject to cyclical fluctuations in supply and demand.
Limited History of Operations Risk. Each Fund has a limited history of operations for investors to evaluate and may fail to attract sufficient assets to operate efficiently.
Small- and Mid-Cap Companies Risk. Investments in smaller and mid-sized companies may involve greater risk than investments in larger companies, including greater volatility, less liquidity, and less available information.
Securities Lending Risk. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. As a result, a Fund may lose money. A Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund.
Leverage Risk (Tuttle Capital Thematic ETF and Tuttle Capital Gavin Baker Tracker ETF only). The use of call options creates exposure to securities greater than the premium paid, which magnifies both gains and losses.
Hedging Risk (Tuttle Capital Thematic ETF only). Hedges are not perfect instruments. A hedge may not eliminate or reduce all of the loss the Fund otherwise would incur on a given position.
Defensive Positioning Risk (Tuttle Capital Thematic ETF only). To the extent that the Fund takes a temporary defensive position, the Fund may not fully participate in market advances.
Theme Selection Risk (Tuttle Capital Thematic ETF only). Themes identified by the Adviser may fail to materialize, develop more slowly than anticipated, or generate investment returns that are less than expected. In addition, Themes and the equity securities of companies identified within the Thematic Hierarchy may underperform the broader equity market or other funds that do not utilize such criteria when selecting investments.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 101
13F Filing Lag Risk (Tuttle Capital Gavin Baker Tracker ETF only). Form 13F reports are filed up to 45 days after quarter-end. The Fund's portfolio will reflect Atreides' holdings as of the prior quarter-end. During this lag, Atreides may have made significant changes, and the Fund's portfolio may differ materially from Atreides' actual current holdings.
Tracking Limitation Risk (Tuttle Capital Gavin Baker Tracker ETF only). The Fund does not have access to
Atreides' non-public portfolio information. The Fund will not perfectly replicate Atreides' reported portfolio due to execution differences, transaction costs, timing differences, and regulatory restrictions.
Reliance on a Single Manager Risk (Tuttle Capital Gavin Baker Tracker ETF only). The Fund's performance depends on Atreides' investment decisions. If Atreides' performance deteriorates, modifies its strategy, ceases operations, or is no longer required to file Form 13F reports, the Fund's objective may be unachievable.
Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. A Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When a Fund uses derivatives, there may be imperfect correlation between the value of the underlying securities and the derivative.
Because derivatives often require only a limited initial investment, the use of derivatives may expose a Fund to losses in excess of those amounts initially invested. In addition, a Fund’s investments in derivatives are subject to the following risks:
•Options Risk (Tuttle Capital Thematic ETF and Tuttle Capital Gavin Baker Tracker ETF only). Purchasing options is a speculative activity and entails greater than ordinary investment risk. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The
Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. In addition, the value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option’s reference asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the reference asset and the remaining time to expiration.
Additionally, the value of an option does not increase or decrease at the same rate as the reference asset. The
Fund’s investment in options may reduce the Fund’s profit from its other holdings and may result in a significantly greater decline in the value of the Fund than if it had invested directly in the reference asset instead of using options. If the price of the reference asset of a purchased put option remains above its strike price or the price of the reference asset of a purchased call option remains below its strike price, the option may become worthless, and, consequently the value of the Fund may decline significantly more than if the Fund invested solely in the reference asset instead of using options or did not invest in the options at all.
•Swap Agreements Risk (Tuttle Capital AI Inference ETF, Tuttle Capital AI TokenMax ETF, Tuttle Capital
AI Substrate ETF, Tuttle Capital AI Test Equipment ETF, Tuttle Capital AI Capacitor ETF, Tuttle Capital
Robotic Perception ETF, Tuttle Capital AI Thermal Management ETF, Tuttle Capital AI Memory Wall ETF,
Tuttle Capital On-Device AI ETF, Tuttle Capital AI DC Power Architecture ETF, Tuttle Capital AI Network
Fabric ETF, Tuttle Capital AI Drug Discovery ETF, Tuttle Capital Space Data Centers ETF, Tuttle Capital
Owned Intelligence ETF only). The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Whether a Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. The swap agreements in which a Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities. A Fund’s use of swap agreements will increase leverage in the Fund’s investments, which will tend to magnify the gains and losses of the underlying securities. If the underlying securities have a dramatic move

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 102
that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure to the same underlying securities.
•Counterparty Risk (Tuttle Capital AI Inference ETF, Tuttle Capital AI TokenMax ETF, Tuttle Capital AI
Substrate ETF, Tuttle Capital AI Test Equipment ETF, Tuttle Capital AI Capacitor ETF, Tuttle Capital
Robotic Perception ETF, Tuttle Capital AI Thermal Management ETF, Tuttle Capital AI Memory Wall ETF,
Tuttle Capital On-Device AI ETF, Tuttle Capital AI DC Power Architecture ETF, Tuttle Capital AI Network
Fabric ETF, Tuttle Capital AI Drug Discovery ETF, Tuttle Capital Space Data Centers ETF, Tuttle Capital
Owned Intelligence ETF only). The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If a Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to a Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of a Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the
Fund may not be able to achieve its investment objective. In addition, a Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk.
Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with a Fund and, as a result, the Fund may not be able to achieve its investment objective or may decide to change its investment objective.
Tax Risk. At the end of each quarter of a Fund’s taxable year, the Fund’s assets must be diversified in accordance with the Diversification Requirement. The determination of the value and the identity of the issuer of derivative investments that a Fund may invest in are often unclear for purposes of the Diversification Requirement. Although each Fund intends to carefully monitor its investments to ensure that it is adequately diversified under the Diversification Requirement, there are no assurances that the IRS will agree with a Fund’s determination of the issuer under the Diversification
Requirement with respect to such derivatives. The application of these requirements to certain investments (including swaps) that may be entered into by a Fund is unclear. In addition, the application of these requirements to a Fund’s investment objective is not clear. If a Fund were to fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Cybersecurity Risk. Each Fund and its service providers may be susceptible to operational and information security risks resulting from cybersecurity breaches, including cyber-attacks, which may cause the Fund to lose money or suffer business disruption. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting a Fund’s third-party service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries), market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.
Disclosure of Portfolio Holdings
Information about each Fund's daily portfolio holdings will be available at www.tuttlecapital.com. A description of each
Fund's policies and procedures with respect to disclosure of portfolio holdings is available in the SAI.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 103

Investment Management
Investment Adviser
Tuttle Capital Management, LLC (the "Adviser") is registered with the SEC as an investment adviser. The Adviser serves as the investment adviser to each Fund. Pursuant to an Investment Advisory Agreement, the Adviser provides each Fund with investment research and advice and furnishes each Fund with an investment program consistent with the Fund's investment objective and policies, subject to the supervision of the Board of Trustees of the Trust (the
"Board"). In consideration of the investment advisory services provided by the Adviser pursuant to the Investment
Advisory Agreement, the Adviser is entitled to receive from each Fund on a monthly basis, an annual advisory fee equal to [...]% of the average daily net assets with respect to the Fund.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all ordinary operating expenses of each Fund, except for:[the management fee, payments under the Fund’s 12b-1 plan, certain brokerage expenses, acquired fund fees and expenses, taxes, interest, fees and expenses related to securities lending, litigation and arbitration expenses and other extraordinary expenses].
The Advisory Agreement continues from year to year so long as specifically approved at least annually by the Board or the vote of a majority of outstanding voting securities, and by the vote of a majority of the Independent Trustees.
Portfolio Manager
Matthew Tuttle, Chief Investment Officer of Tuttle Capital Management, LLC, serves as the portfolio manager for each of the Funds. Mr. Tuttle is responsible for the day-to-day management of each Fund's portfolio, including selection of individual securities consistent with each Fund's investment objective and strategies.
Additional information about the portfolio manager's compensation, other accounts managed, and ownership of securities in the Funds is available in the SAI.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 104

Buying and Selling Fund Shares
Shares of each Fund are listed on the Cboe BZX Exchange, Inc. (the "Exchange"). When you buy or sell shares on the secondary market, you will pay or receive the market price. Fund shares will trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the Fund's shares.
A “Business Day” with respect to each Fund is any day on which the Exchange is open for business. The Exchange is generally open Monday through Friday and is closed weekends and the following holidays: New Year’s Day, Martin
Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
NAV per share for a Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets minus total liabilities) by the total number of shares of such Fund outstanding. Expenses and fees, including management and distribution fees, if any, are accrued daily and taken into account for purposes of determining NAV.
NAV is determined each business day, normally as of the close of regular trading of the Exchange (ordinarily 4:00 p.m.,
Eastern time).
You may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares, including bid/ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
Each Fund’s portfolio securities generally are valued at market price consistent with the Adviser’s valuation procedures and policies When market quotations are not readily available, or or believed by the Adviser to be unreliable, a security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Board. The
Board reviews, no less frequently than annually, the adequacy of the policies and procedures of each Fund and the effectiveness of their implementation. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that each Fund is accurately priced. The Board will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through the application of such procedures.
Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the Exchange when a Fund’s NAV is determined.  If the event may result in a material adjustment to the price of a Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), such Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate such Fund’s
NAV.
Other types of portfolio securities that a Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market;
(2) investments for which, in the judgment of the Adviser, the market price is stale; and (3) securities for which trading has been halted or suspended.
Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security will materially differ from the value that could be realized upon the sale of the security.
Book Entry
Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company
(“DTC”) or its nominee is the record owner of all outstanding shares.
Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 105
registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.
Frequent Purchases and Redemptions of Fund Shares
The Funds do not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Funds reserve the right to reject or limit purchases at any time as described in the SAI. When considering that no restriction or policy was necessary, the Board evaluated the risks posed by arbitrage and market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of a Fund’s investment strategy, or whether they would cause such Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, shares are issued and redeemed only in large quantities of shares known as Creation
Units available only from a Fund directly to a few institutional investors (“Authorized Participants” or “APs”), and that most trading in a Fund occurs on the Exchange at prevailing market prices and does not involve a Fund directly. Given this structure, the Board determined that it is unlikely that trading due to arbitrage opportunities or market timing by shareholders would result in negative impact to a Fund or its shareholders. In addition, frequent trading of shares by
Authorized Participants and arbitrageurs is critical to helping the market price remain at or close to NAV.
Creation Units
The Funds will issue or redeem shares to or from Authorized Participants only in blocks of shares known as "Creation
Units." Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. Each Fund currently offers Creation Units at NAV.
Secondary Market Trading
Individual shares may only be purchased and sold on the secondary market through a broker-dealer at market prices.
Because ETF shares trade at market prices rather than NAV, shares may trade at prices above or below NAV. Investors may incur costs attributable to the bid-ask spread when buying or selling Fund shares.
Distribution and Service Plan
Each Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% per annum of average daily net assets may be made. The Funds do not presently intend to make any such payments.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 106

Other Considerations
Payments to Financial Intermediaries
The Adviser, and/or its related entities, out of its own resources and without additional cost to the Funds or their shareholders, may pay intermediaries, including affiliates of the Adviser, for the sale of Fund shares and related services, including participation in activities that are designed to make intermediaries more knowledgeable about exchange traded products. Payments are generally made to intermediaries that provide shareholder servicing, marketing and related sales support, educational training or support, or access to sales meetings, sales representatives and management representatives of the intermediary. Payments may also be made to intermediaries for making shares of the Funds available to its customers generally and in investment programs. The Adviser may also reimburse expenses or make payments from its own resources to intermediaries in consideration of services or other activities the
Adviser believes may facilitate investment in the Funds.
The possibility of receiving, or the receipt of, the payments described above may provide intermediaries or their salespersons with an incentive to favor sales of shares of the Funds, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds and other ETFs.
Additional Information
The Funds may enter into contractual arrangements with various parties, including among others the Funds’ investment adviser, who provide services to the Funds. Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.
The Prospectus and the SAI provide information concerning the Funds that you should consider in determining whether to purchase shares of the Funds. The Funds may make changes to this information from time to time. Neither this
Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 107

Dividends, Distributions and Taxes
Fund Distributions
Each Fund expects to distribute any net investment income and net capital gains to shareholders at least annually.
Dividend Reinvestment Service
Brokers may make the Depository Trust Company book-entry dividend reinvestment service available to their customers who own shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. In order to achieve the maximum total return on their investments, investors are encouraged to use the dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables.
Tax Information
Each Fund intends to qualify each year as a regulated investment company ("RIC") under Subchapter M of the Internal
Revenue Code of 1986, as amended. As a RIC, each Fund generally pays no federal income tax on the income and gains it distributes to shareholders.
Distributions of net investment income are generally taxable as ordinary income. Distributions of net capital gains are generally taxable as long-term capital gains regardless of how long the shareholder has held Fund shares. A sale or exchange of Fund shares is a taxable event. Non-U.S. investors may be subject to U.S. withholding taxes. Investors should consult their own tax advisors.
The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. You should not consider this summary to be a comprehensive explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. More information about taxes is located in the SAI. You are urged to consult your tax adviser regarding specific questions as to federal, state and local income taxes.
Distributions of a Fund’s net investment company taxable income (which includes, but is not limited to, interest, dividends, net short-term capital gains, and net gains from foreign currency transactions), if any, are generally taxable to such Fund’s shareholders as ordinary income. To the extent that a Fund’s distributions of net investment company taxable income are designated as attributable to “qualified dividend” income, such income may be subject to tax at the reduced rate of federal income tax applicable to non-corporate shareholders for net long-term capital gains, if certain holding period requirements have been satisfied by the shareholder. To the extent a Fund’s distributions of net investment company taxable income are attributable to net short-term capital gains, such distributions will be treated as ordinary dividend income for the purposes of income tax reporting and will not be available to offset a shareholder’s capital losses from other investments.
Distributions of net capital gains (net long-term capital gains less net short-term capital losses) are generally taxable as long-term capital gains (currently at a maximum rate of 20% for individual shareholders in the highest income tax bracket) regardless of the length of time that a shareholder has owned Fund shares, unless you are a tax-exempt organization or are investing through a tax-advantaged arrangement such as a 401(k) plan or IRA.
Pursuant to provisions of the Health Care and Education Reconciliation Act, a 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.
You will be taxed in the same manner whether you receive your distributions (whether of net investment company taxable income or net capital gains) in cash or reinvest them in additional Fund shares. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.
Shareholders who sell, or redeem, shares generally will have a capital gain or loss from the sale or redemption. The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount of reinvested taxable distributions, if any, the amount received from the sale or redemption and how long the shares were held by a shareholder. Any loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any amounts treated as distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. If you purchase Fund shares within 30 days before or after redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the newly purchased shares.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 108
Shareholders will be advised annually as to the federal tax status of all distributions made by the Funds for the preceding year. Distributions by the Funds may also be subject to state and local taxes. Additional tax information may be found in the SAI.
This section assumes you are a U.S. shareholder and is also not intended to be a full discussion of federal tax laws and the effect of such laws on you. There may be other federal, state, foreign or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.
Creation Units
An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss.
The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase
(plus any cash received by the Authorized Participant as part of the issue) and the Authorized Participant’s aggregate basis in the securities surrendered (plus any cash paid by the Authorized Participant as part of the issue). An Authorized
Participant who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the Authorized Participant’s basis in the Creation Units (plus any cash paid by the Authorized
Participant as part of the redemption) and the aggregate market value of the securities received (plus any cash paid by the Authorized Participant as part of the redemption). The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.
Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less, assuming such Creation Units are held as a capital asset.
If a Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-
kind.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 109

Additional Information
Other Information: For purposes of the 1940 Act, the Funds are treated as registered investment companies. Section
12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Funds. Rule 12d1-4 of the 1940 Act, which became effective on January 19, 2021, permits the
Funds to invest in other investment companies (or other investment companies to invest in the Funds) beyond the statutory limits of Section 12(d)(1), subject to certain conditions. The Funds reserve the right to rely on Rule 12d1-4 as well as other available exceptions to the provisions of Section 12(d)(1).
Continuous Offering: The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur.
Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the Prospectus delivery and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions)
and thus dealing with shares that are part of an over-allotment within the meaning of Section 4(a)(3)(a) of the Securities
Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the
Securities Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that such Fund’s Prospectus is available on the SEC’s electronic filing system. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange. Certain affiliates of the Funds may purchase and resell Fund shares pursuant to this prospectus.
Premium/Discount Information: Information regarding how often the shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of each Fund is available at [http://
www.tuttlecapital.com.]

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS 110

Financial Highlights
The financial highlights table is intended to help you understand each Fund's financial performance. Because each
Fund is new, no financial highlights information is currently available. Once the Funds have completed a full fiscal year of operations, financial highlights will be included in this Prospectus.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND PROSPECTUS

Service Providers
INVESTMENT ADVISER
Tuttle Capital Management, LLC
155 Lockwood Road
Riverside, Connecticut 06878
www.tuttlecapital.com
CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
FUND ADMINISTRATOR AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
DISTRIBUTOR
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
[AUDITOR TO BE IDENTIFIED]
FOR MORE INFORMATION
Additional information about each Fund is included in the Funds’ SAI dated [...], 2026, and is incorporated into this
Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds’
policies and management. Additional information about the Funds’ investments will be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal period. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.
To obtain a free copy of the SAI and the annual and semi-annual reports to shareholders, or other information about the
Funds, or to make shareholder inquiries about the Funds, please call the Adviser at [PHONE NUMBER] (toll-free) or visit http://www.tuttlecapital.com.
Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at
http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange
Commission, Washington D.C. 20549-1520.
(The Trust's Investment Company Act of 1940 file number is 811-22525)

SUBJECT TO COMPLETION July 17, 2026
THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES
UNTIL THE REGISTRATION STATEMENT FILED WITH THE SEC IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL
INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE
SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Tuttle Capital Thematic ETF	(Ticker: GANZ)
Tuttle Capital Gavin Baker Tracker ETF	(Ticker: GAVN)
Tuttle Capital AI Inference ETF	(Ticker: INFE)
Tuttle Capital AI TokenMax ETF	(Ticker: TOKM)
Tuttle Capital AI Substrate ETF	(Ticker: SUBA)
Tuttle Capital AI Test Equipment ETF	(Ticker: ATEQ)
Tuttle Capital AI Capacitor ETF	(Ticker: CAPQ)
Tuttle Capital Robotic Perception ETF	(Ticker: SEEU)
Tuttle Capital AI Thermal Management ETF	(Ticker: TEMP)
Tuttle Capital AI Memory Wall ETF	(Ticker: MWAL)
Tuttle Capital On-Device AI ETF	(Ticker: DVAI)
Tuttle Capital AI DC Power Architecture ETF	(Ticker: JUCE)
Tuttle Capital AI Network Fabric ETF	(Ticker: NWRK)
Tuttle Capital AI Drug Discovery ETF	(Ticker: AIHC)
Tuttle Capital Space Data Centers ETF	(Ticker: SEX)
Tuttle Capital Owned Intelligence ETF	(Ticker: MYNE)
Each Series listed on Cboe BZX Exchange, Inc
Series of Managed Portfolio Series
Statement of Additional Information
[...], 2026
This Statement of Additional Information (the “SAI”) provides general information about the Tuttle Capital Thematic ETF, Tuttle
Capital Gavin Baker Tracker ETF, Tuttle Capital AI Inference ETF, Tuttle Capital AI TokenMax ETF, Tuttle Capital AI Substrate
ETF, Tuttle Capital AI Test Equipment ETF, Tuttle Capital AI Capacitor ETF, Tuttle Capital Robotic Perception ETF, Tuttle Capital
AI Thermal Management ETF, Tuttle Capital AI Memory Wall ETF, Tuttle Capital On-Device AI ETF, Tuttle Capital AI DC Power
Architecture ETF, Tuttle Capital AI Network Fabric ETF, Tuttle Capital AI Drug Discovery ETF, Tuttle Capital Space Data Centers
ETF, and Tuttle Capital Owned Intelligence ETF (each a “Fund” and together the “Funds”), each a series of Managed Portfolio
Series (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus dated [...],
2026 (the “Prospectus”), as supplemented and amended from time to time. You can obtain a free copy of the Prospectus, SAI and annual and semi-annual reports (once available), by calling the Funds at [...] (toll-free) or by email at [...]. The Funds’
Prospectus, SAI and annual and semi-annual reports (once available), are available for viewing/downloading at [...]. General inquiries regarding the Funds may also be directed to the above address or telephone number.
Investment Adviser:
Tuttle Capital Management, LLC
155 Lockwood Road
Riverside, Connecticut 06878
www.tuttlecapital.com

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 1
The Trust and the Funds
The Trust is a Delaware statutory trust organized on January 27, 2011, and is registered with the U.S. Securities and
Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and the offering of each Fund’s shares is registered under the Securities Act of
1933, as amended (the “Securities Act”).
Shares of other series of the Trust are offered in separate prospectuses and SAIs, which may include from time to time other funds managed by the Funds’ investment adviser, Tuttle Capital Management, LLC (“TCM” or the “Adviser”).
Other than these other series managed by the Adviser, the Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust. The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at https://www.sec.gov.  As permitted by Delaware law, the Trust’s Board of Trustees (the “Board”) may create additional classes of the Funds and may create additional series (and classes thereof) of the Trust and offer shares of these series and classes under the
Trust at any time without the vote of shareholders.
All shares of a series shall represent an equal proportionate interest in the assets held with respect to that series
(subject to the liabilities held with respect to that series and such rights and preferences as may have been established and designated with respect to classes of shares of such series), and each share of a series shall be equal to each other share of that series.
Shares are voted in the aggregate and not by series or class, except in matters where a separate vote is required by the
1940 Act, or when the matters affect only the interest of a particular series or class.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.
The Trust is not required to hold annual meetings of shareholders, and does not normally do so. Meetings of the shareholders shall be called by any member of the Board upon written request of shareholders holding, in the aggregate, not less than 10% of the shares, with such request specifying the purpose or purposes for which such meeting is to be called.
Interests in the Funds are represented by shares of beneficial interest, each with no par value per share. Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to a Fund and is entitled to such distributions out of the income belonging to the Fund as may be declared by the Board.
The Board has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series without materially changing the proportionate beneficial interest of the shares of that series in the assets belonging to that series or materially affecting the rights of shares of any other series.  In case of the liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series (or class thereof) are borne by that series (or class).  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board to all applicable series (and classes thereof) in such manner and on such basis as the Board in its sole discretion deems fair and equitable.  No shareholder is liable to further calls for the payment of any sum of money or assessment whatsoever with respect to the Trust or any series of the Trust without his or her express consent.
All consideration received by the Trust for the issue or sale of a Fund’s shares, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, and any fund or payments derived from any reinvestment of such proceeds, subject only to the rights of creditors, shall constitute the underlying assets of the Funds.
The Funds offer and issue shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each a “Creation Unit”). Each Fund generally offers and issues shares in exchange for a basket of securities, assets or other positions included in its portfolio (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”).  The Trust reserves the right to permit or require the substitution of a “cash in lieu”
amount (“Deposit Cash”) to be added to the Cash Component to replace any Deposit Security.  Shares of the Funds are listed on the Cboe BZX Exchange, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the NAVs of the Funds’ shares. The Funds’ shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment.
Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the market value of the missing
Deposit Securities as set forth in the Participant Agreement (as defined below).  The Trust may impose a transaction fee for each creation or redemption (the “Transaction Fee”).  In all cases, such fees will be limited in accordance with the

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 2
requirements of the SEC applicable to management investment companies offering redeemable securities. The Funds may charge, either in lieu or in addition to the fixed creation or redemption Transaction Fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction, up to a maximum of 2.00% of the NAV per Creation Unit, inclusive of any Transaction Fees charged (if applicable).
Additional Information About Investment Objectives and Policies
The following discussion supplements the description of each Fund’s investment objective and principal investment strategies and principal risks set forth in the Prospectus. Unless an investment strategy or policy described below is specifically prohibited by the investment restrictions listed in the Prospectus, under the “Fundamental and Non-
Fundamental Investment Limitations” in this SAI, or by applicable law, the Funds may hold securities and engage in various strategies as described hereafter, but are not obligated to do so. The Funds might not invest in all of these types of securities or use all of these techniques at any one time. The Funds’ transactions in a particular type of security or use of a particular technique are subject to limitations imposed by each Fund’s investment objective, policies and restrictions described in the Funds’ Prospectus and/or this SAI, as well as by applicable laws.
Investment Objective
The investment objective of each Fund is set forth under the “Summary Section” in the Funds’ Prospectus. Each Fund is
“non-diversified” as that term is defined in the 1940 Act. As a non-diversified fund, each Fund is permitted to invest in fewer securities at any one time than a diversified fund. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.
Percentage Limitations
Each Fund’s compliance with its investment policies and limitations will be determined immediately after and as a result of a Fund’s acquisition of such security or other asset. Accordingly, except with respect to borrowing or illiquid investments, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and limitations. In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.
Market Volatility
U.S. and international markets have from time to time experienced significant volatility. Certain social, political, economic, environmental and other conditions and events (such as natural disasters and weather-related phenomena generally, epidemics and pandemics, terrorism, conflicts and social unrest) may adversely interrupt the global economy and result in prolonged periods of significant market volatility. During certain volatile periods, the fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. At times, concerns have spread to domestic and international equity markets. In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Continued volatility may have adverse effects on the Funds, thus the risks discussed below and in the Prospectus may increase.
Equity Securities
An equity security represents a proportionate share of the ownership of a company. Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. The value of equity securities will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, stock markets can be volatile and stock prices can change substantially. Equity securities risk affects a Fund’s NAV, which will fluctuate as the value of the securities it holds changes. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. Other factors affect a particular stock’s prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted. Common stocks and preferred stocks are examples of equity securities. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.
Exchange-Traded Funds
The Funds may invest in a range of exchange-traded funds (“ETFs”). ETFs may include, but are not limited to, Standard
& Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, SM Nasdaq-100 Index Tracking Stock (“QQQs”), iShares,

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 3
HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50 and Fortune 50. Additionally, the Funds may
invest in new exchange traded shares as they become available.
SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price
IndexTM (“S&P 500 Index”). SPDRs trade on the NYSE Arca under the symbol SPY. The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the NYSE Arca under the symbol
MDY. DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow. The
DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the
Dow Index. The DIAMONDS Trust’s shares trade on the NYSE Arca under the symbol DIA. QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasdaq 100 Index by holding shares of all the companies on the Index. Shares trade on the NYSE Arca under the symbol QQQ. The iShares are managed by BlackRock (“BlackRock”). They track 80 different indexes, including sector/industry indexes (such as the S&P Financial Sector Index), bond indexes (such as the
Barclay’s Capital U.S. Aggregate Index and the Barclay’s Capital 1-3 Year Treasury Bond Index) and international indexes (such as the S&P Europe 500 Index). Each iShares international ETF represents a broad portfolio of publicly traded stocks in a selected country. Each iShares international ETF seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (“MSCI”) Index. BlackRock
offers six iShares fixed income ETFs that track a particular Barclay’s Capital bond index. ETFs (both stock and fixed income) are subject to all of the common stock risks, and the international iShares are subject to all of the foreign securities risks described above. Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investments in investment companies, see “Investments in Other Investment Companies” below.
When the Funds invest in sector ETFs, there is a risk that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, a Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which each Fund may be more heavily invested will vary.
The shares of an ETF may be assembled in a block known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. A Fund may redeem creation units for the underlying securities
(and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash)
to purchase creation units, if a fund’s manager believes it is in the relevant Fund’s interest to do so. A fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by a fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.
There is a risk that the underlying ETFs in which the Funds invest may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Funds intend to invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire NAV falls below a certain amount. Although the Funds believe that, in the event of the termination of an underlying ETF a
Fund will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent a Fund invests in a sector product, such Fund will be subject to the risks associated with that sector.
Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, commodity, or an index at a specified future time and at a specified price. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities as well as commodities. U.S. futures contracts are traded on exchanges that have been designated “contract markets” by the Commodity Futures Trading Commission (the “CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market. Through their clearing

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 4
corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange.
The Funds may invest in futures traded on a foreign exchange, which may be subject to fewer regulations and investors protections.
Each Fund may at times engage in futures transactions for hedging purposes, to gain exposure to a particular asset or asset class or to enhance returns. This means that a purpose in entering into futures contracts is to protect a Fund from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security or other reference asset; or to seek outright returns. For example, if a Fund anticipates an increase in the price of stocks, and intends to purchase stocks at a later time, the Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against the Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. The Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.
If a Fund owns Treasury bonds and the portfolio manager expects interest rates to increase, such Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Fund selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Fund’s interest rate futures contract will increase, thereby keeping the NAV of the Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.
Risk Factors in Futures Transactions
Liquidity Risk. Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of two days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Funds to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Funds may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Funds’ access to other assets held to cover its futures positions also could be impaired.
Risk of Loss. Although the Funds may believe that the use of such contracts will benefit the Funds, the Funds’
overall performance could be worse than if the Funds had not entered into futures contracts if the Adviser’s investment judgment proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund.
The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market that may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss
(as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out.
Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. The Funds will only engage in futures transactions when it is believed these risks are justified and will engage in futures transactions primarily for risk management purposes and to seek returns.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 5
Correlation Risk. The prices of futures contracts depend primarily on the value of their underlying instruments or reference asset, such as a commodity. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly a Fund’s current or potential investments. The Funds may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities, which involves a risk that the futures position will not correlate precisely with the performance of a Fund’s investments.
Futures prices can also diverge from the prices of their underlying instruments or reference asset, even if the underlying instruments closely correlate with the Funds’ investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments or reference asset and the time remaining until expiration of the contract. Those factors may affect securities or commodity prices differently from futures prices. Imperfect correlations between a Fund’s investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities or commodities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund’s other investments.
Margin Requirements:
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin”
for the benefit of the FCM when the contract is entered into. Initial margin deposits:
•Are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded; and
•Are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Fund’s investment limitations. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to that Fund only in proportion to the amount received by the FCM’s other customers.
Forward Contracts
The Funds may use forward contracts to achieve substantially similar strategies as those executed using futures contracts. A forward contract is an obligation to purchase or sell an asset at a future date at a price agreed upon by the parties. The Funds may either accept or make delivery of the asset at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The Funds may engage in forward contracts for hedging or investment purposes. Forward contracts are not traded on regulated exchanges and incur the risk of default by the counter party to the transaction.
Swap Agreements
The Funds may enter into swap agreements for purposes of attempting to gain exposure to equity, debt, commodities or other asset markets without actually purchasing those assets, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped”
between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.
Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 6
Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.
The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV value at least equal to the accrued excess will be maintained in an account with the Custodian. The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.
Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Funds’ illiquid investment limitations. A Funds will not enter into any swap agreements unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.
The Funds may enter into a swap agreement in circumstances where the Adviser believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.
The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.
Options
The Funds may utilize call and put options, on securities and/or futures, to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund’s portfolio and to generate income or gain for the
Fund. The ability of the Funds to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments. The Funds may write (sell) covered call options and covered put options and purchase call and put options. The purpose of engaging in options transactions is to reduce the effect of price fluctuations of the securities owned by a Fund (and involved in the options) on the Fund’s NAV per share and to generate additional revenues. A covered call option is an option sold on a security owned by the seller of the option in exchange for a premium. A call option gives the purchaser of the option the right to buy the underlying securities at the exercise price during the option period. If the option is exercised by the purchaser during the option period, the seller is required to deliver the underlying security against payment of the exercise price. The seller’s obligation terminates upon expiration of the option period or when the seller executes a closing purchase transaction with respect to such option.
When the Funds write a covered call option, they profit from the premium paid by the buyer but give up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the seller retains the risk of loss from a decline in the value of the underlying security during the option period. Although the seller may terminate its obligation by executing a closing purchase transaction, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the seller if such an option expires unexercised, the seller realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the seller.
When a Fund sells a covered put option, it has the obligation to buy, and the purchaser of the put the right to sell, the underlying security at the exercise price during the option period. The obligation of the Fund is terminated when the purchaser exercises the put option, when the option expires or when a closing purchase transaction is effected by the
Fund. The Fund’s gain on the sale of a put option is limited to the premium received. The Fund’s potential loss on a put option is determined by taking into consideration the exercise price of the option, the market price of the underlying security when the put is exercised and the premium received. Although the Funds risk a substantial loss if the price of the security on which they have sold a put option drops suddenly, they can protect themselves against serious loss by entering into a closing purchase transaction. The degree of loss will depend upon the Funds’ ability to detect the movement in the security’s price and to execute a closing transaction at the appropriate time. The Funds will write options on such portion of its portfolio as management determines is appropriate in seeking to attain each relevant
Fund’s objective. The Funds will write options when management believes that a liquid secondary market will exist on a

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 7
national securities exchange for options of the same series so that the Funds can effect a closing purchase transaction if it desires to close out its position. Consistent with the investment policies of each Fund, a closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called or to permit the sale of the underlying security. Effecting a closing purchase transaction will permit the Fund to write another option on the underlying security with either a different exercise price or expiration date or both. The Funds may purchase put options to protect against declines in the market value of portfolio securities or to attempt to retain unrealized gains in the value of portfolio securities. Put options might also be purchased to facilitate the sale of portfolio securities. The Funds may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. Upon the purchase of the securities, a Fund would normally terminate the call position. The purchase of both put and call options involves the risk of loss of all or part of the premium paid. If the price of the underlying security does not rise (in the case of a call) or drop (in the case of a put) by an amount at least equal to the premium paid for the option contract, the Fund will experience a loss on the option contract equal to the deficiency.
Regulation as a Commodity Pool Operator
To the extent a Fund invests in “commodity interests” as defined under the Commodity Exchange Act (the “CEA”), the
Adviser, with respect to such Fund, intends to file with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the CEA, as amended, and Rule 4.5 of the Commodity
Futures Trading Commission promulgated thereunder, with respect to such Fund’s operations. Accordingly, neither the
Funds, nor the Adviser are subject to registration or regulation as a commodity pool operator or commodity trading advisor.
Borrowing
While the Funds have no present intention to do so, they may engage in borrowing. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if the Funds were to engage in borrowing, an increase in interest rates could reduce the value of a Fund’s shares by increasing such Fund’s interest expense. Subject to the limitations described under “Investment Limitations” below, the Funds may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause such Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Funds to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of a Fund’s total assets made for temporary purposes.
Any borrowings for temporary purposes in excess of 5% of a Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if a Fund sells securities at that time.
Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. The Funds also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Illiquid Investments
While the Funds have no present intention to do so, the Funds may be invested in securities that become illiquid investments, which may include securities that are not readily marketable and securities that are not registered under the Securities Act. A Fund may not acquire any illiquid investments if, immediately after the acquisition, each Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The term “illiquid investments” for this purpose means any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of Rule 22e-4 under the 1940 Act. The Fund may not be able to sell illiquid investments when the Adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. In addition, the sale of illiquid investments also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of investments that are more liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investments in illiquid investments may have an adverse impact on NAV.
Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the
Securities Act, which provides a safe harbor from Securities Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and otherwise meet selection criteria, the Funds may make such investments. Whether or not such investments are illiquid depends on

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 8
the market that exists for the particular investment. It is not possible to predict with assurance exactly how the market for Rule 144A restricted securities or any other security will develop. An investment which when purchased enjoyed a fair degree of marketability may subsequently become illiquid. In such event, appropriate remedies are considered to minimize the effect on a Fund’s liquidity.
Indexed Securities
The Funds may purchase indexed securities consistent with its investment objectives. Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.
The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the U.S. and abroad. Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid.
Insured Bank Obligations
The Funds may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to
$250,000. The Funds may purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank, if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.
Investment Company Securities
A Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act, and the Fund’s investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.
Generally, under Section 12(d)(1) of the 1940 Act, a Fund may invest only up to 5% of its total assets in the securities of any one investment company (ETF or other mutual funds), but may not own more than 3% of the outstanding voting stock of any one investment company (the “3% Limitation”) or invest more than 10% of its total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act allows a Fund to exceed the 5% limitation and the 10% limitation described above. Section 12(d)(1)(F) of the 1940 Act, provides that the provisions of paragraph
12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the
Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. A Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the
Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. Because other investment companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees. In addition, Rule 12d1-4 of the 1940 Act permits the Fund to invest in other investment companies (or other investment companies to invest in a Fund) beyond the statutory limits of Section 12(d)(1), subject to certain conditions. Each Fund reserves the right to rely on Rule 12d1-4 as well as other available exceptions to the provisions of Section 12(d)(1), including Section 12(d)(1)(F).
Lending Portfolio Securities
For the purpose of achieving income, the Funds may lend their portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-
market basis in an amount at least equal to the current market value of the securities loaned, (2) the Funds may at any

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 9
time call the loan and obtain the return of securities loaned, (3) the Funds will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of a Fund.
U.S. Government Securities
The Funds may invest in U.S. government securities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (Ginnie Mae),
are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation (Freddie Mac),
are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (Fannie Mae)
are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.
The Funds’ investments in U.S. Government securities may include agency step-up obligations. These obligations are structured with a coupon rate that “steps-up” periodically over the life of the obligation. Step-up obligations typically contain a call option, permitting the issuer to buy back the obligation upon exercise of the option. Step-up obligations are designed for investors who are unwilling to invest in a long-term security in a low interest rate environment. Step-up obligations are used in an attempt to reduce the risk of a price decline should interest rates rise significantly at any time during the life of the obligation. However, step-up obligations also carry the risk that market interest rates may be significantly below the new, stepped-up coupon rate. If this occurs, the issuer of the obligation likely will exercise the call option, leaving investors with cash to reinvest. As a result, these obligations may expose the Funds to the risk that proceeds from a called security may be reinvested in another security paying a lower rate of interest.
Fundamental and Non-Fundamental Investment Limitations
The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable “vote of the holders of a majority of the outstanding voting securities” of a Fund, as defined under the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented at the meeting in person or by proxy; or
(ii) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the
Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).
Each Fund may not:
1.Issue senior securities, borrow money or pledge their assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed) less liabilities (other than borrowings); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions, reverse repurchase agreements, purchasing securities on a when-issued, delayed delivery, or forward delivery basis, or short sales in accordance with its objectives and strategies;
2.Underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act);
3.Purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities
(although the Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);
4.Purchase or sell physical commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;
5.Make personal loans of money or loans of its assets to persons who control or are under common control with the Fund (except that the Fund may lend its portfolio securities, enter into repurchase agreements, purchase debt securities consistent with the investment policies of the Fund, and invest in loans, including assignments and participation interests); or
6.(a) (Tuttle Capital Thematic ETF only) Concentrate its investments (i.e., invest more than 25% of its net assets)
in any industry or group of related industries.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 10
(b) (Tuttle Capital Gavin Baker Tracker ETF only) Concentrate its investments (i.e., invest more than 25% of its net assets) in any industry or group of related industries, except that the Fund will concentrate to approximately the same extent as the holdings of Atreides Management, LP (“Atreides”), as shown in the most recent Form
13F filing of Atreides, are concentrated in the securities of such particular industry or group of related industries.
(c) (Tuttle Capital AI Inference ETF, Tuttle Capital AI TokenMax ETF, Tuttle Capital AI Test Equipment ETF,
Tuttle Capital AI Memory Wall ETF, Tuttle Capital On-Device AI ETF, and Tuttle Capital AI Network Fabric ETF
only) Concentrate its investments (i.e., invest more than 25% of its net assets) in any industry or group of related industries, except that the Fund will concentrate its investments in the semiconductor industry.
(d) (Tuttle Capital AI Drug Discovery ETF only) Concentrate its investments (i.e., invest more than 25% of its net assets) in any industry or group of related industries, except that the Fund will concentrate its investments in the biotechnology and life sciences tools & services industries.
(e) (Tuttle Capital AI Capacitor ETF only) Concentrate its investments (i.e., invest more than 25% of its net assets) in any industry or group of related industries, except that the Fund will concentrate its investments in the electronic components industry.
(f) (Tuttle Capital AI DC Power Architecture ETF only) Concentrate its investments (i.e., invest more than 25%
of its net assets) in any industry or group of related industries, except that the Fund will concentrate its investments in the electrical equipment and semiconductors industries.
(j) (Tuttle Capital Owned Intelligence ETF only) Concentrate its investments (i.e., invest more than 25% of its net assets) in any industry or group of related industries, except that the Fund will concentrate its investments in the application software industry.
(g) (Tuttle Capital Space Data Centers ETF only) Concentrate its investments (i.e., invest more than 25% of its net assets) in any industry or group of related industries, except that the Fund will concentrate its investments in the aerospace & defense industry.
(h) (Tuttle Capital Robotic Perception ETF only) Concentrate its investments (i.e., invest more than 25% of its net assets) in any industry or group of related industries, except that the Fund will concentrate its investments in the electronic equipment & instruments industry.
(i) (Tuttle Capital AI Substrate ETF only) Concentrate its investments (i.e., invest more than 25% of its net assets) in any industry or group of related industries, except that the Fund will concentrate its investments in the electronic components industry.
(j) (Tuttle Capital AI Thermal Management ETF only) Concentrate its investments (i.e., invest more than 25% of its net assets) in any industry or group of related industries, except that the Fund will concentrate its investments in the electrical equipment and building products industries.
The foregoing concentration policies do not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or repurchase agreements with respect thereto.
In addition to the investment restrictions adopted as fundamental policies as set forth above, the Funds observe the following non-fundamental restrictions, which may be changed without a shareholder vote. The following non-
fundamental policies may be changed without shareholder approval upon 60 days’ written notice to shareholders. Each defined term used in the Funds’ non-fundamental policies has the same meaning as set forth in the Funds’ Prospectus unless otherwise specified.
1.(Tuttle Capital AI Inference ETF only) Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of AI Inference Companies.
2.(Tuttle Capital AI TokenMax ETF only) Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of AI TokenMax Companies.
3.(Tuttle Capital AI Test Equipment ETF only) Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of AI Test Equipment Companies.
4.(Tuttle Capital AI Memory Wall ETF only) Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of AI Memory Wall Companies.
5.(Tuttle Capital On-Device AI ETF only) Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of On-Device AI Companies.
6.(Tuttle Capital AI Network Fabric ETF only) Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of AI Network Fabric Companies.
7.(Tuttle Capital AI Drug Discovery ETF only) Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of AI Drug Discovery Companies.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 11
8.(Tuttle Capital AI Capacitor ETF only) Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of AI Capacitor Companies.
9.(Tuttle Capital AI DC Power Architecture ETF only) Under normal market conditions, the Fund invests at least
80% of its net assets (plus borrowings for investment purposes) in equity securities of AI DC Power Architecture
Companies.
10.(Tuttle Capital Owned Intelligence ETF only) Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of Owned
Intelligence Companies.
11.(Tuttle Capital Space Data Centers ETF only) Under normal market conditions, the Fund invests at least 80%
of its net assets (plus borrowings for investment purposes) in equity securities of Space Data Center
Companies.
12.(Tuttle Capital Robotic Perception ETF only) Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of Robotic Perception Companies.
13.(Tuttle Capital AI Substrate ETF only) Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of AI Substrate Companies.
14.(Tuttle Capital AI Thermal Management ETF only) Under normal market conditions, the Fund invests at least
80% of its net assets (plus borrowings for investment purposes) in equity securities of AI Thermal Management
Companies.
In determining its compliance with the fundamental investment restriction on concentration, a Fund will consider the investments of other investment companies in which such Fund invests to the extent it has sufficient information about such investment companies. With respect to a Fund’s investments in affiliated investment companies, the Fund will consider its entire investment in any investment company with a policy to concentrate, or having otherwise disclosed that it is concentrated, in a particular industry or group of related industries as being invested in such industry or group of related industries.
The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:
Concentration. The SEC has defined concentration as investing more than 25% of a Fund’s net assets in an industry or group of industries, with certain exceptions.
Borrowing. The 1940 Act presently allows a Fund to borrow from a bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings up to
5% of its total assets).
Senior Securities. Senior securities may include any obligation or instrument issued by a Fund evidencing indebtedness. The 1940 Act generally prohibits a fund from issuing senior securities. An exemptive rule under the 1940 Act, however, permits a fund to enter into transactions that might otherwise be deemed to be senior securities, such as derivative transactions, reverse repurchase agreements and similar financing transactions, and short sales, subject to certain conditions.
Lending. Under the 1940 Act, a Fund may only make loans if expressly permitted by its investment policies.
The Funds’ current investment policy on lending is that a Fund may not make loans if, as a result, more than 33
1/3% of its total assets would be lent to other parties, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and
(iii) engage in securities lending as described in this SAI.
Real Estate and Commodities. The 1940 Act does not directly restrict a Fund’s ability to invest in real estate or commodities, but the 1940 Act requires every investment company to have a fundamental investment policy governing such investments.
Underwriting. Under the 1940 Act, underwriting securities involves the Funds purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.
Percentage Limitations
If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid investments will be observed continuously.  If the percentage of a Fund’s net assets invested in illiquid investments exceeds 15% due to market activity or changes in the Fund’s portfolio, such Fund will take appropriate measures to reduce its holdings of illiquid investments in accordance with the 1940 Act and such Fund's policies and procedures.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 12
For purposes of applying the limitation set forth in the concentration policy set forth above, the Fund may use the
Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI
Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system, or any other reasonable industry classification system (including systems developed by the Adviser) to identify each industry.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in the Funds are contained in the summary section of the Prospectus and in the Prospectus section entitled “Buying and Selling Fund Shares.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.
The shares of the Funds are approved for listing and trading on the Exchange. The shares trade on the Exchange at prices that may differ to some degree from its NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Funds will continue to be met.
The Exchange may, but is not required to, remove the shares of a Fund from listing if: (1) following the initial twelve-
month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the shares (2) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (3) the Fund fails to meet certain continuing listing standards of the Exchange; or (4) such other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, the Exchange will remove the shares of a Fund from listing and trading upon termination of the Trust or the Fund. The Trust reserves the right to adjust the share price of the Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Funds.
As in the case of other publicly traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.
The base and trading currency of the Funds is the U.S. dollar. The base currency is the currency in which each Fund's
NAV is calculated and the trading currency is the currency in which shares of the Funds are listed and traded on the
Exchange.
Management of the Funds
Board of Trustees
The management and affairs of the Funds are supervised by the Board. The Board consists of three individuals. The
Trustees are fiduciaries and are governed by the laws of the State of Delaware in this regard. The Board establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.
The Role of the Board of Trustees
The Board provides oversight of the management and operations of the Trust. Like all registered investment companies, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser; Quasar Distributors, LLC, the Funds’ principal underwriter (the “Distributor”); U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Funds’ administrator (the “Administrator”) and transfer agent (the “Transfer Agent”); and U.S. Bank, N.A., the Funds’
Custodian, each of whom are discussed in greater detail in this SAI. The Board approves all significant agreements between the Trust and its service providers, including the agreements with the Adviser, Distributor, Administrator,
Custodian and Transfer Agent. The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations. In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the
Trust’s operations. The Board has appointed a Chief Compliance Officer (“CCO”) who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review. Some of these reports are provided as part of formal Board Meetings, which are held four times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations. From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings, to discuss various topics. In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust, and its oversight role does not make the Board a guarantor of the Trust’s investments, operations, or activities.
Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function. The
Board is comprised of three Trustees that are not considered to be “interested persons” of the Funds, as defined by the
1940 Act (“Independent Trustees”) – Messrs. David A. Massart, David M. Swanson and Robert J. Kern. Accordingly,
100% of the members of the Board are Independent Trustees, who are Trustees that are not affiliated with the

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 13
investment adviser to the Funds, or their affiliates or other service providers to the Funds. Prior to July 6, 2020, Mr. Kern was considered an “interested person” of the Trust as defined in the 1940 Act (“Interested Trustee”). He was considered an Interested Trustee by virtue of the fact that he had served as a board member of Quasar Distributors, LLC, which acts as principal underwriter to many of the Trust’s underlying funds and had been an Executive Vice President of the
Administrator. The Board has established two standing committees, an Audit Committee and a Nominating &
Governance Committee. The Committees are discussed in greater detail under “Board Committees” below. Each of the
Audit Committee and the Nominating & Governance Committee are comprised entirely of Independent Trustees. The
Independent Trustees have engaged independent counsel to advise them on matters relating to their responsibilities in connection with the Trust, as well as the Funds.
The Independent Trustees have appointed David A. Massart as Chairman. Mr. Massart also serves as lead Independent
Trustee with responsibilities to coordinate activities of the Independent Trustees, act as a liaison with the Trust’s service providers, officers, legal counsel, and other Trustees between meetings, help to set Board meeting agendas, and serve as chair during executive sessions of the Independent Trustees.
In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent
Trustees on the Nominating & Governance Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.
The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the affiliated or unaffiliated nature of each investment adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.
The Board has determined that the inclusion of all Independent Trustees as members of the Audit Committee and the
Nominating & Governance Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below.  Given the composition of the Board and the function and composition of its various committees as described above, the Trust has determined that the Board’s leadership structure is appropriate.
Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers. Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counter-party risk, compliance risk, operational risk, business continuity risk, etc.) the oversight of different types of risks is handled in different ways. For example, the CCO regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks. In addition, the Trustees meet with the President, Treasurer and the Funds’
independent registered public accounting firm to discuss, among other things, the internal control structure of the Funds’
financial reporting function. The full Board receives reports from the investment advisers to the underlying funds and the portfolio manager as to investment risks.
Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
David A. Massart 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1967	Trustee and Chairman	Indefinite Term; Since April 2011	20	Partner and Managing Director, Beacon Pointe Advisors, LLC (since 2022); Co-Founder and Chief Investment Strategist, Next Generation Wealth Management, Inc. (2005-2021).	Independent Trustee, ETF Series Solutions (67 Portfolios) (2012-Present).

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 14

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
David M. Swanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	Trustee and Nominating & Governance Committee Chairman	Indefinite Term; Since April 2011	20	Founder and Managing Principal, SwanDog Strategic Marketing, LLC (2006-Present).
Independent Trustee, RiverNorth
Funds (3 Portfolios) (2018 to
Present); RiverNorth Managed
Duration Municipal Income Fund,
Inc. (1 Portfolio) (2019 to Present);
RiverNorth Opportunistic Municipal
Income Fund, Inc. (1 Portfolio)
(2018 to Present); RiverNorth
Capital and Income Fund (1
Portfolio) (2018 to Present);
RiverNorth Opportunities Fund,
Inc. (1 Portfolio) (2015 to present);
RiverNorth/DoubleLine Strategic
Opportunity Fund, Inc. (1 Portfolio)
(2019 to Present); RiverNorth
Flexible Municipal Income Fund,
Inc. (1 Portfolio) (2020 to Present);
RiverNorth Flexible Municipal
Income Fund II, Inc. (1 Portfolio)
(2021 to Present); RiverNorth
Managed Duration Municipal
Income Fund II, Inc. (1 Portfolio)
(2022 to Present); Independent
Trustee, ALPS Variable Investment
Trust (7 Portfolios) (2006 to 2025).

Robert J. Kern 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1958	Trustee and Audit Committee Chairman	Indefinite Term; Since January 2011	20	Retired (2018- Present); Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-2018).	None
Officers
Brian R. Wiedmeyer 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1973	President and Principal Executive Officer	Indefinite Term; Since November 2018	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2005- Present).	N/A
Deborah Ward 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1966	Vice President, Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite Term; Since April 2013	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (2004- Present).	N/A
Aaron G. Johanson 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1977	Treasurer, Principal Financial Officer and Vice President	Indefinite Term; Since May 2026	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013- Present).	N/A

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 15

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Jason M. Venner 615 E Michigan St. Milwaukee, WI 53202 Year of Birth: 1972	Secretary	Indefinite Term; Since November 2024	N/A	Vice President, U.S. Bancorp Fund Services, LLC (since 2024); Managing Director & Associate General Counsel, Charles Schwab & Co, Inc. (2017-2024).	N/A
Benjamin Eirich 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1981	Assistant Treasurer and Vice President	Indefinite Term; Since June 2026 (Assistant Treasurer); Since November 2018 (Vice President)	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2008- Present).	N/A
Eli Bilderback 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1991	Assistant Treasurer and Vice President	Indefinite Term; Since March 2024	N/A	Officer, U.S. Bancorp Fund Services, LLC (2022 -present); Operations Analyst, U.S. Bank N.A. (2018 -2022).	N/A
Nasir Saiyed 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 2000	Assistant Treasurer and Vice President	Indefinite Term; Since February 2025	N/A	Officer, U.S. Bancorp Fund Services, LLC (2025 - present); Fund Administrator, U.S. Bancorp Fund Services, LLC. (2023-2025).	N/A
Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure. The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them. Certain of these business and professional experiences are set forth in detail in the table above. In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.
In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee. The information provided below, and in the table above, is not all-inclusive. Many of the Trustees’
qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.
Mr. Kern’s trustee attributes include substantial industry experience, including over 35 years of service with U.S.
Bancorp Fund Services, LLC (the fund accountant (“Fund Accountant”), Administrator, and Transfer Agent to the Trust)
where he managed business development and the mutual fund transfer agent operation including investor services, account services, legal compliance, document processing and systems support. He also served as a board member of
U.S. Bancorp Fund Services, LLC and previously served as a board member of Quasar Distributors, LLC (the principal underwriter of many of the Trust’s series). The Board believes Mr. Kern’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 16
Mr. Massart’s trustee attributes include substantial industry experience, including over two decades working with high net worth individuals, families, trusts and retirement accounts to make strategic and tactical asset allocation decisions, evaluate and select investment managers and manage client relationships. He is currently the Partner and Managing
Director of Beacon Pointe Advisors, LLC. Previously, he served as Chief Investment Strategist and lead member of the investment management committee of the SEC registered investment advisory firm he co-founded. He also previously served as Managing Director of Strong Private Client and as a Manager of Wells Fargo Investments, LLC. The Board
believes Mr. Massart’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
Mr. Swanson’s trustee attributes include substantial industry experience, including over 35 years of senior management and marketing experience with over 30 years dedicated to the financial services industry. He is currently the Founder and Managing Principal of a marketing strategy boutique serving asset and wealth management businesses. He has also served as Chief Operating Officer and Chief Marketing Officer of Van Kampen Investments, President and Chief
Executive Officer of Scudder, Stevens & Clark, Canada, Ltd., Managing Director and Head of Global Investment
Products at Morgan Stanley, Director of Marketing for Morgan Stanley Mutual Funds, Director of Marketing for Kemper
Funds, and Executive Vice President and Head of Distribution for Calamos Investments. The Board believes Mr.
Swanson’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.
This discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board or any Trustee as having special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the Board by reason thereof.
Trustee and Management Ownership of Fund Shares
The Funds have not commenced operations as of the date of this SAI and consequently, none of the Trustees or
Officers of the Trust owned shares of the Funds as of such date.
Board Committees
Audit Committee. The Trust has an Audit Committee, which is comprised of all the Independent Trustees. The Audit
Committee reviews financial statements and other audit-related matters for the Funds. The Audit Committee also holds discussions with management and with the Funds’ independent registered public accounting firm concerning the scope of the audit and the auditor’s independence.
Nominating & Governance Committee. The Trust has a Nominating & Governance Committee, which is comprised of all the Independent Trustees. The Nominating & Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.
The Nominating & Governance Committee will consider nominees recommended by shareholders for vacancies on the
Board. Recommendations for consideration by the Nominating & Governance Committee should be sent to the
President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s Bylaws. In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the President of the Trust at the principal executive office of the Trust not fewer than 120 days, and no more than 150 days, prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis. The Nominating & Governance
Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.
Trustee Compensation
The Trustees each receive an annual retainer of $98,000. The Chairman of the Audit Committee receives additional compensation of $18,000 annually. The Chairman of the Nominating & Governance Committee receives additional compensation of $8,000 and the Chairman of the Board of Trustees receives $12,500, each annually. The Trustees each receive $8,000 for regularly scheduled meetings and $2,500 for additional meetings.
The following table sets forth the estimated compensation to be received by the Trustees for the Funds’ initial fiscal period ended [December 31, 2026], with such amounts paid by the Adviser from its management fee.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 17

Name of Person/ Position	Estimated Aggregate Compensation from the Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from the Funds and the Trust(2) Paid to Trustees
David A. Massart(3)	$ [...]	$ [...]	$ [...]	$ [...]
David M. Swanson(4)	$ [...]	$ [...]	$ [...]	$ [...]
Robert J. Kern(5)	$ [...]	$ [...]	$ [...]	$ [...]
(1)Trustee fees and expenses are allocated among the Funds and any other series comprising the Trust.
(2)The Trust includes other portfolios in addition to the Funds.
(3)Independent Trustee and Chairman
(4)Independent Trustee and Nominating & Governance Committee Chairman
(5)Independent Trustee and Audit Committee Chairman
Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a
Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund. As of the date of this SAI, there were no principal shareholders or control persons.
Investment Adviser
Investment Adviser
Investment advisory services are provided to the Funds by the Adviser, Tuttle Capital Management, LLC, 155 Lockwood
Rd., Riverside, Connecticut 06878 pursuant to an investment advisory agreement (the “Advisory Agreement”).
Pursuant to the Advisory Agreement, the Adviser provides the Funds with investment research and advice and furnishes the Funds with an investment program consistent with each Fund’s investment objective and policies, subject to the supervision of the Board. The Adviser determines which portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the securities transactions and reports to the Board on each Fund’s investments and performance. The Adviser is solely responsible for making investment decisions on behalf of each
Fund, under the Advisory Agreement. The Board will have sole responsibility for selecting, evaluating the performance of, and replacing as necessary any of the service providers to the Funds, including the Adviser.
After an initial two-year period, the Advisory Agreement will continue in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board or the vote of a majority of the outstanding voting securities of the Funds; and (ii) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty by the Trust, on behalf of a Fund, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of a Fund’s shareholders; or (ii)
by a vote of a majority of the Board or by the Adviser upon 60 days’ written notice to the Trust. The Advisory Agreement will automatically terminate in the event of its “assignment,” as defined under the 1940 Act. The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.
In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Funds a management fee computed daily and paid monthly, based on a percentage of each Fund’s average annual net assets, as specified in the Prospectus. Under the Investment Advisory Agreement, the Adviser has
agreed to pay all expenses incurred by the Funds except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses (in each case as determined by a majority of the independent trustees); (iv) distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (v) interest and taxes of any kind or nature (including, but not limited to,

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 18
income, excise, transfer and withholding taxes); (vi) any fees and expenses related to the provision of securities lending services; (vii) the advisory fee payable to the Adviser; and (viii) all costs incurred in connection with shareholder meetings and all proxy solicitations (except for such shareholder meetings and proxy solicitations related to: (a)
changes to the Investment Advisory Agreement, (b) changes in control at the Adviser, (c) the election of any Board member who is an “interested person” of the Adviser (as that term is defined under Section 2(a)(19) of the 1940 Act), (d)
matters initiated by the Adviser, or (e) any other matters that directly benefit the Adviser). The internal expenses of pooled investment vehicles in which the Funds may invest (acquired fund fees and expenses) are not expenses of the
Funds and are not paid by the Adviser.
Each Fund is new and has not paid fees to the Adviser pursuant to the Advisory Agreement as of the date of this SAI.
Portfolio Managers
As disclosed in the Prospectus, Matthew Tuttle, Chief Investment Officer of the Adviser, is the portfolio manager for each Fund (“Portfolio Manager”).
The following table provides information regarding other accounts, excluding the Funds, managed by the Portfolio
Manager as of [...], 2026:

Portfolio Manager	Account Category	Number of Accounts	Total Assets in the Accounts (in millions)	# of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Matthew Tuttle	Registered investment companies	[...]	[...]	[...]	[...]
	Other pooled investment vehicles	[...]	[...]	[...]	[...]
	Other Accounts	[...]	[...]	[...]	[...]
The Portfolio Manager’s management of “other accounts” may give rise to conflicts of interest in connection with the management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include a Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.
Compensation
The Portfolio Manager will receive a blend of fixed salary, discretionary bonus, and distributions from the Adviser to the extent a portfolio manager has equity ownership in the Adviser. The Portfolio Manager’s compensation is not directly based on the performance or assets of the Fund. Each Portfolio Manager is also entitled to participate in the Adviser’s
401(k) retirement plan which is offered to all employees of the Adviser.
As of the date of this SAI, the portfolio manager of the Funds did not beneficially own any shares of the Funds.
Service Providers
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), located at
615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as the Administrator, Fund Accountant and Transfer
Agent for the Funds.
Pursuant to the Fund Servicing Agreement between the Trust and Fund Services, Fund Services provides certain administrative services to the Funds including, among other responsibilities, portfolio accounting services, tax accounting services and furnishing financial reports, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations; arranging for the computation of performance data, including NAV per share and yield; responding to shareholder inquiries; arranging for the maintenance of books and records of the Funds; and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, Fund Services does not have any responsibility or authority for the investment management of the Funds. the determination of

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 19
investment policy, or for any matter pertaining to the distribution of Fund shares. As compensation for its services, the
Adviser pays Fund Services a fee based on each Funds’ average daily net assets, subject to an annual minimum fee.
Each Fund is new and the Adviser has not paid any administration fees to Fund Services with respect to each Fund as of the date of this SAI.
Pursuant to a custody agreement between the Trust and the Funds, U.S. Bank N.A., an affiliate of Fund Services, serves as the custodian of the Funds’ assets (the “Custodian”). Pursuant to the custody agreement, the Custodian receives an annual fee from the Adviser based on the Funds’ total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses. The
Custodian’s address is 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin, 53212. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds. U.S. Bank and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.
Legal Counsel
Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, NW, Washington, DC 20004, serves as counsel to the Trust and as independent legal counsel to the Board.
Independent Registered Public Accounting Firm
[...], serves as the independent registered public accounting firm for the Funds. Its services include auditing the Funds’
financial statements. [...], an affiliate of [...], provides tax services as requested.
Distribution of Fund Shares
The Trust has entered into a distribution agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), 190 Middle Street, Suite 301, Portland,
Maine 04101 pursuant to which the Distributor acts as the Funds’ principal underwriter and distributes shares. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute shares in amounts less than a Creation Unit.
Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor will deliver prospectuses and, upon request, Statements of Additional Information to persons purchasing Creation Units and will maintain records of orders placed with it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and a member of the Financial
Industry Regulatory Authority (“FINRA”).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of
Creation Units of shares. Such Soliciting Dealers may also be Authorized Participants (as discussed in “Purchase and
Issuance of Shares in Creation Units” below) or DTC Participants (as defined below).
The Distribution Agreement has an initial term of two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Independent Trustees. The Distribution Agreement is terminable without penalty by the Trust, on behalf of the Funds, on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined under the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment,” as defined in the 1940 Act.
Distribution (Rule 12b-1) Plan
The Trust has adopted a Distribution Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940
Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Funds do not presently intend to make any payments pursuant to the Plan.
Continuance of the Plan with respect to the Funds must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder with respect to the Funds without approval by a majority of the outstanding shares of any class of a
Fund that is affected by such increase. All material amendments of the Plan will require approval by a majority of the
Trustees of the Trust and of the Qualified Trustees.
Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit,

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 20
investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA rules concerning sales charges.
Under the Plan, subject to the limitations of applicable law and regulations, the Funds are authorized to compensate the
Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Funds or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Funds’ then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized
Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Funds; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Funds, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Funds; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of shares, including the cost of providing (or paying others to provide) services to beneficial owners of shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts, and (vi) such other services and obligations as are set forth in the Distribution
Agreement.
Marketing Support Payments
The Adviser, out of its own profits and resources and without additional cost to the Funds or their shareholders, may provide cash payments or other compensation (“Support Payments”) to certain financial intermediaries who sell and/or promote the sale of shares of the Funds. Subject to and in accordance with the terms of the Funds’ prospectus, the
Adviser may make Support Payments to such financial intermediaries related to marketing/distribution support, education training or support, shareholder servicing, sales meetings, inclusion on sales lists (including a preferred or select sales list), participation in sales programs, and for making shares of the Funds available to the intermediaries’
customers generally and in investment programs.
Support Payments made by the Adviser to intermediaries may be calculated in different ways, including: (1) as a percentage of net sales; (2) as a percentage of net assets; (3) as a flat fee; and, (4) in the case of payments to an affiliated broker-dealer, as a percentage of the expected annualized revenue to be received by the Adviser on new assets invested in the Funds as a result of the services provided by the affiliated broker-dealer with an offset for qualifying redemptions from the Funds.
The possibility of receiving, or the receipt of, such Support Payments as described above may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other funds whose affiliates make similar compensation available, over other investments that do not make such payments. Investors may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds and other ETFs.
Portfolio Transactions and Brokerage
The Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. Purchases and sales of securities on an exchange are effected through brokers that charge a commission while purchases and sales of securities in the OTC market will generally be executed directly with the primary “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction. Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Funds purchase or to whom the Funds sell is acting on its own behalf (and not as the agent of some other party, such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price. The price of OTC securities usually includes an undisclosed commission or markup.
Purchases of portfolio securities for the Funds will be effected through broker-dealers (including banks) that specialize in the types of securities that the Funds will be holding, unless better executions are available elsewhere. Dealers

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 21
usually act as principal for their own accounts. Purchases from dealers will include a spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.
In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors available, will be considered in making these determinations. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services incidental to execution services. Research and statistical information may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases. Typically, the research will be used to service all of the Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser considers research information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.
While it is the Adviser’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, weight may also be given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.
Investment decisions for the Funds are made independently from those of other client accounts of the Adviser and its affiliates. Nevertheless, it is often the case that identical securities will be acceptable for both the Funds and one or more of such other client accounts. In such event, the position of the Funds and such other client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Funds are purchasing or selling, each day’s transactions in such security will be allocated between the Funds and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds. Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Funds, over a period of time on a fair and equitable basis and in accordance with applicable law.
Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by
FINRA and the SEC. Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Funds and/or client accounts.
Each Fund is new and has not paid brokerage commissions as of the date of this SAI.
Portfolio Turnover
A Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund. The Funds’ investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%) may involve correspondingly greater transaction costs, which must be borne directly by the Funds and ultimately by their shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term capital gains are realized, distributions attributable to such gains will be ordinary income for federal income tax purposes.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 22
Each Fund is new and does not have portfolio turnover information to report as of the date of this SAI.
Code of Ethics
The Trust and the Adviser have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These codes permit, subject to certain conditions, personnel of the Trust and Adviser to invest in securities that may be purchased or held by the Funds.
Proxy Voting Procedures
The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to the
Adviser the responsibility for voting proxies relating to portfolio securities held by the Funds as part of the Adviser’s investment advisory services, subject to the supervision and oversight of the Board. Notwithstanding this delegation of responsibilities, however, the Funds retain the right to vote proxies relating to their portfolio securities. The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Funds and their shareholders, taking into account the value of the Funds’ investments.
The Adviser’s Proxy Voting Policies and Procedures
The guiding principle by which the Adviser votes on all matters submitted to security holders is the maximization of the ultimate economic value of its clients’ holdings. The Adviser does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. It is the Adviser’s policy to avoid situations where there is any conflict of interest or perceived conflict of interest affecting voting decisions. Any conflicts of interest, regardless of whether actual or perceived, will be addressed in accordance with these policies and procedures.
It is the general policy of Adviser to vote on all matters presented to security holders in any proxy, and these policies and procedures have been designed with that in mind. However, the Adviser reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of the Adviser, the costs associated with voting such proxy outweigh the benefits to clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of the clients, in the judgment of the Adviser. Each vote is cast on a case-
by-case basis, taking into consideration the Adviser’s contractual obligations to its clients and all other relevant facts and circumstances at the time of the vote. The Adviser may vote proxies related to the same security differently for each client.
For clients that have delegated to the Adviser the discretionary power to vote the securities held in their account, the
Adviser does not generally accept any subsequent directions on specific matters presented to security holders or particular securities held in the account, regardless of whether such subsequent directions are from the client itself or a third party. The Adviser views the delegation of discretionary voting authority as an absolute choice for its clients. The
Adviser’s clients shall be responsible for notifying their custodians of the name and address of the person or entity with voting authority.
Where the Adviser acts as investment adviser to a closed-end and/or open-end registered investment company and is responsible for voting their proxies, such proxies will be voted in accordance with any applicable investment restrictions of a fund and, to the extent applicable, any proxy voting procedures or resolutions or other instructions approved by an authorized person of a fund.
Absent any legal or regulatory requirement to the contrary, it is generally the policy of the Adviser to maintain the confidentiality of the votes that it casts on behalf of its clients. Any registered investment companies managed by the
Adviser disclose the votes cast on their behalf in accordance with all legal and regulatory requirements. Any client of the
Adviser can obtain details of how the Adviser has voted the securities in its account by contacting the Adviser. The
Adviser does not, however, generally disclose the results of voting decisions to third parties.
The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling toll-free, 866-303-8623, or by accessing the SEC’s website at
www.sec.gov.
Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001
(“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Ms. Deborah Ward has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 23
Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer
Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Funds will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.
As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.
Portfolio Holdings Information
The Board has adopted a policy regarding the disclosure of information about each Fund’s security holdings. Each
Fund’s entire portfolio holdings are publicly disseminated each day the Funds are open for business and through financial reporting and news services including publicly available internet web sites. In addition, the composition of the
Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the National Securities
Clearing Corporation (“NSCC”).
Purchase and Issuance of Shares in Creation Units
The Trust issues and redeems shares of the Funds only in large blocks, known as “Creation Units,” which amount may change from time to time. The Trust issues and sells shares of the Funds: (i) in Creation Units on a continuous basis through the Funds’ distributor, without a sales load (but subject to transaction fees), at its NAV per share next determined after receipt of an order, on any day the Funds’ primary listing exchange is open for business (“Business
Day”), in proper form pursuant to the terms of the Authorized Participant Agreement (“Participant Agreement”); or (ii)
pursuant to the dividend reinvestment service of The Depository Trust Company (“DTC”). The NAV of each Fund’s shares is calculated each Business Day as of the close of regular trading on each Fund’s primary listing exchange, generally 4:00 p.m., Eastern time. The Funds will not issue or redeem fractional Creation Units.
Fund Deposit
The consideration for purchase of a Creation Unit of the Funds generally consist of the Deposit Securities and the Cash
Component, computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of Deposit Cash to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, the Funds may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser. These additional costs associated with the acquisition of Deposit Securities (“Non-Standard Charges”) may be recoverable from the purchaser of creation units.
Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute the “Fund
Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of each Fund.
The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the market value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash
Component will be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the market value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The
Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the market value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit
Securities, if applicable, which will be the sole responsibility of the Authorized Participant (as defined below).
The Funds through NSCC, make available on each Business Day, immediately prior to the opening of business on the
Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit
Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is subject to any applicable adjustments as described below, in order to effect purchases of Creation Units of the Funds until such time as the next-
announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 24
The identity and number of shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for the Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of such Fund.
The Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security, which will be added to the Deposit Cash, if applicable, and the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).
Procedures for Purchase of Creation Units
To be eligible to place orders with the Distributor to purchase a Creation Unit of a Fund, an entity must be (i) a
“Participating Party”, i.e., a broker-dealer or other participant in the clearing process through the Continuous Net
Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a
DTC Participant (see “BOOK ENTRY ONLY SYSTEM” above). In addition, each Participating Party or DTC Participant
(each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent and the Trust, with respect to purchases and redemptions of Creation
Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below) and any other applicable fees and taxes. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the
Transaction Fee is designed to cover.
All orders to purchase shares directly from the Funds must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement (the “Cut-Off Time”). Orders to purchase Creation Units on the next Business Day must be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day. Orders to purchase Creation Units on the current Business Day must be submitted by
3:00 p.m. Eastern time on such Business Day or such earlier time as may be designated by the Funds and disclosed to
Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”
An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase shares directly from the Funds in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a
Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such
Authorized Participants may have international capabilities.
On days when the Exchange closes earlier than normal, the Funds may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Funds’ investments are primarily traded is closed on any day, the Funds will also generally not accept orders on such day. Orders must be transmitted by an
Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. With respect to the Funds, the Transfer Agent will notify the
Distributor and Custodian of such order. The Custodian will then provide such information to the appropriate local sub-
custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the Cut-Off Time on the Business Day on which the order is placed. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.
Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a subcustody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the subcustodian of the Funds to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit
Securities must be delivered to an account maintained at the applicable local subcustodian. A Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of
Deposit Securities or Deposit Cash, as applicable, to the account of a Fund or its agents by no later than 12:00 p.m.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 25
Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Funds or their agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Funds for losses, if any, resulting therefrom. The
“Settlement Date” for the Funds is generally the next Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility
(including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the
Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit
Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of a
Fund.
The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received on the Settlement Date, then the order may be deemed to be rejected and the
Authorized Participant shall be liable to the Funds for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement and this SAI are properly followed.
Issuance of a Creation Unit
Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit
Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed.
When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof)
have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser will be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of
Creation Units so created generally will occur no later than the next Business Day following the day on which the purchase order is deemed received by the Distributor, unless the Fund and Authorized Participant agree to a different timeline for settlement or the transaction is exempt from the requirements of Rule 15c6-1 under the 1934 Act. However, the Funds reserve the right to settle Creation Unit transactions on a basis other than the next Business Day following the day on which the purchase order is deemed received by the Distributor in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-
dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. The Authorized Participant will be liable to the Funds for losses, if any, resulting from unsettled orders.
Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit
Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the market value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the
“Additional Cash Deposit”), which will be maintained in a separate non-interest bearing collateral account. The
Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m.
Eastern time (or such other time as specified by the Trust) on the Settlement Date. If the Funds or their agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Funds for losses, if any, resulting therefrom. An additional amount of cash will be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily marked to market value of the missing Deposit
Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized
Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the
Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a Transaction Fee as set forth below under “Creation
Transaction Fee” will be charged in all cases, unless otherwise advised by the Funds, and Non-Standard Charges may also apply. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 26
Acceptance of Orders of Creation Units
The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent in respect of the
Funds including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the
Custodian; (c) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Funds; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f)
circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.
Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the
Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Distributor shall notify a prospective creator of a
Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor will either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the
Distributor will not be liable for the rejection of any purchase order for Creation Units.
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trust, and the Trust’s determination will be final and binding.
Creation Transaction Fee
A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a Creation Transaction Fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. The fixed creation fee may be waived on certain orders if the Funds’ custodian has determined to waive some or all of the creation order costs associated with the order or another party, such as the Funds’
investment adviser, has agreed to pay such fee. In addition, the Funds may impose a Non-Standard Charge of up to 2%
of the value of the creation transactions for cash creations, non- standard orders, or partial cash purchases for the
Funds. The Funds may adjust the Non-Standard Charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services, which may include an amount for the Creation Transaction Fee and Non-Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Funds may determine to not charge a Non-Standard Charge on certain orders when the Funds’ investment adviser has determined that doing so is in the best interests of Fund shareholders, e.g. , for creation of orders that facilitate the rebalance of the
Funds’ portfolio in a more tax efficient manner than could be achieved without such order. The Adviser may retain all or a portion of the Transaction Fee to the extent the Adviser bears the expenses that otherwise would be borne by the
Trust in connection with the purchase of a Creation Unit, which the Transaction Fee is designed to cover. The standard
Creation Transaction Fee for the Funds is $300.
Risks of Purchasing Creation Units
There are certain legal risks unique to investors purchasing Creation Units directly from the Funds. Because the Funds’
shares may be issued on an ongoing basis, a “distribution” of shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from the Funds, breaks them down into the constituent shares, and sells those shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary-market demand for shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause a shareholder to be deemed an underwriter.
Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-
market transactions), and thus dealing with a Fund’s shares as part of an “unsold allotment” within the meaning of
Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3)(C) of the Securities Act.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 27
Redemption
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Funds through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF
THE FUNDS, THE TRUST WILL NOT REDEEM SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors
must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.
With respect to the Funds, the Custodian, through the NSCC, makes available immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the list of the names and share quantities of each Fund's portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.
Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the
Trust. With respect to in-kind redemptions of the Funds, redemption proceeds for a Creation Unit will consist of Fund
Securities -- as announced by the Custodian on the Business Day of the request for redemption received in proper form
-- plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less any fixed redemption transaction fee as set forth below and any Non-Standard Charges. If the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.
Cash Redemption Method
Although the Trust does not ordinarily permit full or partial cash redemptions of Creation Units of the Funds, when full or partial cash redemptions of Creation Units are available or specified for the Funds, they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of full or partial cash redemptions, the Authorized
Participant will receive the cash equivalent of the Fund Securities it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer.
Redemption Transaction Fees
A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a Redemption Transaction Fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. The fixed redemption fee may be waived on certain orders if the Funds’ custodian has determined to waive some or all of the redemption order costs associated with the order of another party, such as the Funds’ investment adviser, has agreed to pay such fee. In addition, the Funds may impose a Non-Standard Charge of up to 2% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. Investors who use the services of an
Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the Redemption Transaction Fees and Non- Standard Charges. Investors are responsible for the costs of transferring the securities constituting the Fund Securities to the account of the Trust. The Non-Standard Charges are payable to the Funds as they incur costs in connection with the redemption of Creation Units, the receipt of Fund
Securities and the Cash Redemption Amount and other transactions costs. The standard Redemption Transaction Fee for the Funds is $300.
Procedures for Redemption of Creation Units
Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the time as set forth in the Participant Agreement. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book- entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request will be rejected.
All orders to redeem shares directly with the Funds must be placed for one or more Creation Units and in the manner set forth in the Participant Agreement and by the Cut-Off Time. Orders to redeem Creation Units on the next Business

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 28
Day must be submitted as a “Future Dated Trade” between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day. Orders to redeem Creation Units on the current Business Day must be submitted by 3:00 p.m.
Eastern time on such Business Day.
The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer
Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant which has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation
Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not
Authorized Participants.
Additional Redemption Procedures
In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the Authorized
Participant must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund
Securities will be delivered. Deliveries of redemption proceeds generally will be made within one Business Day of the trade date. However, due to the schedule of holidays in certain countries, the different treatment among foreign and
U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-
kind redemption proceeds may take longer than one Business Day after the day on which the redemption request is received in proper form. The aforementioned circumstances include exceptional large redemptions combined with exceptional market conditions such as a prolonged market closure. If neither the redeeming Shareholder nor the
Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.
In addition, an investor may request a redemption in cash that the Funds may, in their sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of each relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Funds may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the
Fund Securities but does not differ in NAV.
Redemptions of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of the Shares or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund Securities.
Because the portfolio securities of the Funds may trade on the relevant exchange(s) on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of the
Funds, or to purchase or sell shares of the Funds on the Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant foreign markets.
The right of redemption may be suspended or the date of payment postponed with respect to the Funds (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Funds or determination of the NAV of the shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 29
Determination of Net Asset Value
The NAV for each Fund is computed by dividing the value of the net assets of a Fund (i.e., the value of its total assets less total liabilities) by the total number of shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Funds is calculated at the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00
p.m., Eastern time) on each day that such Exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed- income instruments on any day that the Securities Industry and Financial
Markets Association (“SIFMA”) announces an early closing time.
Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined under fair value pricing policies approved by the Board. Pursuant to Rule 2a-5 under the 1940 Act, the
Adviser has been designated by the Board as the valuation designee for the Funds and has been delegated the responsibility for making good faith, fair value determinations with respect to the Funds’ portfolio securities. When market prices are not readily available, or believed by the Adviser to be unreliable, a security or other asset is valued at its fair value by the Adviser as determined under fair value pricing procedures approved by the Board. The Board reviews, no less frequently than annually, the adequacy of the Funds’ policies and procedures and the effectiveness of their implementation. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Trust’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.
The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and ask prices.
Securities traded on a securities exchange for which a last-quoted sales price is readily available will be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on the Nasdaq
National Market System (“Nasdaq”) will be valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will be valued at the last bid, ask or mean between the bid and the ask price, as determined by the Advisor and disclosed in the notes of the annual report. Equity securities traded in the over- the-counter market (“OTC”) market in which no last sales price is available will be valued at the average of the last bid prices obtained from two or more dealers unless there is only one dealer, in which case that dealer’s last bid price is used.
Stocks that are “thinly traded” or events occurring when a foreign market is closed but the Exchange is open may create a situation where a market quote would not be readily available. When a market quote is not readily available, the security’s value is based on “fair value” as determined by procedures adopted by the Board. The Board will periodically review the reliability of the Funds’ fair value methodology. The Funds may hold portfolio securities, such as those traded on foreign exchanges that trade on weekends or other days when the Funds’ shares are not priced. Therefore, the value of the Funds’ shares may change on days when shareholders will not be able to purchase or redeem shares.
Dividends and Distributions
The following information supplements and should be read in conjunction with the section in the Prospectus entitled
“Dividends, Distributions and Taxes.”
General Policies
Distributions of net realized capital gains, if any, generally are declared and paid once a year, but the Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.
Dividends and other distributions on shares are distributed, as described below, on a pro rata basis to Beneficial
Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial
Owners then of record with proceeds received from the Funds.
The Funds may make additional distributions to the extent necessary (i) to distribute the entire annual taxable income of a Fund, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code.
Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve a Fund’s eligibility for treatment as a regulated investment company (“RIC”) or to avoid imposition of income or excise taxes on undistributed income.

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 30
Dividend Reinvestment Service
The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker- dealers may make available the DTC book-entry
Dividend Reinvestment Service for use by Beneficial Owners of the Funds through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares issued by the Trust of the same Fund at NAV.
Distributions reinvested in additional shares of the Funds will nevertheless be taxable to Beneficial Owners acquiring such additional shares to the same extent as if such distributions had been received in cash.
Federal Income Taxes
The following is a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that supplements the summary in the Prospectus. No attempt is made to present a comprehensive explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended to be a substitute for careful tax planning.
The following general discussion of certain federal income tax consequences is based on provisions of the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.
Shareholders are urged to consult their own tax advisers regarding the application of the provisions of tax law described in this SAI in light of the particular tax situations of the shareholders and regarding specific questions as to federal, state, or local taxes.
Regulated Investment Company (RIC) Status
Each Fund will seek to qualify for treatment as a RIC under Subchapter M of the Code. Provided that for each tax year the Fund: (i) meets the requirements to be treated as a RIC (as discussed below); and (ii) distributes at least an amount equal to the sum of 90% of a Fund’s investment company taxable income for such year (including, for this purpose, the excess of net short-term capital gains over net long-term capital losses), computed without regard to the dividends-paid deduction, and 90% of its net tax-exempt interest income for such year (the “Distribution Requirement”), the Fund itself generally will not be subject to federal income taxes to the extent the Fund’s income, including the Fund’s net capital gain (the excess of the Fund’s net long-term capital gains over its net short-term capital losses), is distributed to the
Fund’s shareholders. One of several requirements for RIC qualification is that the Fund must receive at least 90% of its gross income each year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to the Fund’s business of investing in stock, securities, foreign currencies and net income from interests in qualified publicly traded partnerships, generally including MLPs and certain LLCs (the “90% Test”). A second requirement for qualification as a
RIC is that the Fund must diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (a) at least
50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S.
government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs)
of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships, generally including MLPs and certain
LLCs (the “Asset Test”).
For purposes of the 90% Test, the character of income earned by certain entities in which a Fund invests that are not treated as corporations for U.S. federal income tax purposes (e.g., partnerships and LLCs that are not publicly traded partnerships and that have not elected to be classified as corporations under applicable regulations) will generally pass through to the Fund. Consequently, in order to qualify as a RIC, each Fund may be required to limit its equity investments in such entities if they earn income that is nonqualifying income for purposes of the 90% Test.
If a Fund fails to satisfy the 90% Test or the Asset Test, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Asset Test where a Fund corrects the failure within a specified period of time. In order to be eligible for the relief provisions with respect to a failure to meet the Asset Test, a Fund may be required to dispose of certain assets. If these relief provisions are not available to a Fund and it fails to qualify for treatment as a RIC for a taxable year, all of its taxable income would be

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 31
subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable as ordinary income dividends to its shareholders, subject if certain requirements are met to the dividends-received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by noncorporate shareholders. To requalify for treatment as a RIC in a subsequent taxable year, the Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a
RIC. If a Fund fails to qualify as a RIC for a period longer than two taxable years, it would generally be required to pay a
Fund-level tax on certain net built-in gains recognized with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of each Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders.
If a Fund determines that it will not qualify for treatment as a RIC, the Fund will establish procedures to reflect the anticipated tax liability in the Fund's NAV.
For each year, each Fund intends to distribute substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and any realized net capital gain (after taking into account any capital loss carryovers). If a Fund failed to satisfy the distribution requirement for any taxable year, it would be taxed as a regular corporation, with consequences generally similar to those described above.
If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. A Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S.
federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their shares in the
Fund by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.
Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute (and is not deemed to distribute) to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the twelve months ended October
31 of that year, subject to an increase for any shortfall in the prior year’s distribution. For this purpose, any ordinary income or capital gain net income retained by a Fund and subject to corporate income tax will be considered to have been distributed. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax, but can make no assurances that all such tax liability will be eliminated.
Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, a RIC may carry net capital losses from any taxable year forward to offset capital gains in future years. Each Fund is permitted to carry net capital losses forward indefinitely. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to a Fund and may not be distributed as capital gains to shareholders.
Generally, a Fund may not carry forward any losses other than net capital losses. Under certain circumstances, a Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.
Taxation of Shareholders
Distributions of net capital gains that the Funds report to a shareholder as capital gain dividends are taxable as long-
term capital gains, regardless of how long the shareholder has owned the shares. Long-term capital gains are generally taxed to noncorporate shareholders at rates of up to 20%. All other dividends of the Funds (including dividends from short-term capital gains) from its current and accumulated earnings and profits are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below.
Subject to certain limitations and requirements, including holding period requirements, dividends reported by the Funds as qualified dividend income will be taxable to noncorporate shareholders at rates of up to 20%. In general, dividends may be reported by the Funds as qualified dividend income if they are paid from dividends received by the Funds on common and preferred stock of U.S. companies or on stock of certain eligible foreign corporations, provided that certain holding period and other requirements are met by the Funds with respect to the dividend-paying stocks in its portfolio.
Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United
States or in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the
United States. “Passive foreign investment companies” (described below) are not qualified foreign corporations for this purpose. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 32
sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income. Noncorporate shareholders will only be eligible for the rates of up to 20% on s Fund’s qualified dividend income distributions if the shareholders also meet certain holding period requirements with respect to their shares in the Fund.
Certain dividends received by the Funds on stock of U.S. corporations (generally, dividends received by the Funds in respect of any share of stock (1) as to which the Funds have met certain holding period requirements and (2) that is held in an unleveraged position) may be eligible for the dividends-received deduction generally available to corporate shareholders under the Code, provided such dividends are also appropriately reported as eligible for the dividends-
received deduction by the Funds. In order to qualify for the dividends-received deduction, corporate shareholders must also meet minimum holding period requirements with respect to their Fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Fund shares. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation’s adjusted current earnings over its alternative minimum taxable income, which may increase a corporation’s alternative minimum tax liability. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for federal income tax purposes, by reason of
“extraordinary dividends” received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required. The Funds’ investment strategies may significantly limit their ability to distribute dividends eligible for the dividends-received deduction for corporations.
The Funds’ participation in loans of securities may affect the amount, timing, and character of distributions to Fund shareholders. If a Fund participates in a securities lending transaction and receives a payment in lieu of dividends (a
“substitute payment”) with respect to securities on loan in a securities lending transaction, such income generally will not constitute qualified dividend income and thus dividends attributable to such income will not be eligible for taxation at the rates applicable to qualified dividend income. In addition, dividends attributable to such income will not be eligible for the dividends-received deduction for corporate shareholders.
Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October,
November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared. In addition, certain distributions made after the close of a taxable year of the Funds may be
“spilled back” and treated for certain purposes as paid by a Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a RIC’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the RIC when they are actually paid.
Fund distributions, if any, that exceed a Fund’s current and accumulated earnings and profits may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when the shares on which the distribution was received are sold. After a shareholder’s basis in the shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s shares.
The Funds’ shareholders will be notified annually as to the federal tax characterization of all distributions made by the
Funds. Distributions may be subject to state and local taxes.
U.S. individuals with income exceeding certain threshold amounts ($250,000 if married and filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately and $200,000 in other cases)
are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which generally includes interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of a
Fund or the redemption of Creation Units). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.
A taxable shareholder may wish to avoid investing in the Funds shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.
Shareholders who have not held Fund shares for a full year should be aware that a Fund may report and distribute to a shareholder, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the shareholder’s period of investment in the Fund.
A sale of shares by a shareholder may give rise to a gain or loss. The difference between the selling price and the shareholder’s tax basis for the shares sold generally determines the amount of the gain or loss realized on the sale or exchange of shares. The tax basis of shares acquired by purchase will generally be based on the amount paid for shares and then may be subsequently adjusted for other applicable transactions as required by the Code. Contact the

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 33
broker through whom you purchased your shares to obtain information with respect to the available basis reporting methods and elections for your account.
In general, any gain or loss realized upon a taxable disposition of shares will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares have been held for more than one year, and short-term capital gain or loss if the shares are held for one year or less. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-
term, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain with respect to the shares (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if substantially identical shares of a Fund are purchased
(through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.
An Authorized Participant who exchanges securities for Creation Units generally will recognize gain or loss from the exchange. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the Authorized Participant’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,”
or on the basis that there has been no significant change in economic position. Any gain or loss realized by an
Authorized Participant upon a creation of Creation Units will be treated as capital gain or loss if the Authorized
Participant holds the securities exchanged therefor as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held by the Authorized Participant for more than one year, and otherwise will be short-term capital gain or loss.
The Trust on behalf of the Funds has the right to reject an order for a purchase of Creation Units if the Authorized
Participant (or a group of Authorized Participants) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of a Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to an Authorized Participant (or group of Authorized Participants) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding shares of the Fund, the Authorized Participant (or group of Authorized Participants) may not recognize gain or loss upon the exchange of securities for Creation Units.
An Authorized Participant who redeems Creation Units will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units and the Authorized Participant’s basis in the Creation Units. Any gain or loss realized by an
Authorized Participant upon a redemption of Creation Units will be treated as capital gain or loss if the Authorized
Participant holds the shares comprising the Creation Units as capital assets, and otherwise will be ordinary income or loss. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held by the Authorized Participant for more than one year, and otherwise will generally be short-term capital gain or loss. Any capital loss realized upon a redemption of Creation Units held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gains with respect to the
Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).
Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction.
Due to the ability of the Authorized Participants to receive a full or partial cash redemption of Creation Units of the
Funds, the Funds may be required to execute additional sale or exchange transactions which may increase the taxable income of the Funds and limit the tax efficiency of the Funds.
Taxation of Fund Investments
Certain of the Funds’ investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect the character of gains and losses realized by the
Funds (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders.
These provisions also may require the Funds to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes.
The Funds intend to monitor their transactions, intends to make appropriate tax elections, and intends to make

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 34
appropriate entries in its books and records in order to mitigate the effect of these rules and preserve its qualification for treatment as a RIC.
The Funds’ investments in options may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income and loss or capital gain and loss or whether capital gains and losses are long-term or short-term in nature, accelerate the recognition of income to the
Funds and/or defer the Funds’ ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by the Funds. It is anticipated that any net gain realized from the lapse or closing out of options contracts will be considered qualifying income for purposes of the 90% requirement.
The Funds may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to any investments in those countries. Any such taxes would, if imposed, reduce the yield on or return from those investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Funds do not expect to satisfy the requirements for passing through to its shareholders any share of foreign taxes paid by the Funds, with the result that shareholders will not be required to include such taxes in their gross incomes and will not be entitled to a tax deduction or credit for any such taxes on their own tax returns.
Backup Withholding
The Funds will be required in certain cases to withhold (as “backup withholding”) at the applicable withholding rate and remit to the U.S. Treasury the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.
Foreign Shareholders
Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. Gains realized by foreign shareholders from the sale or other disposition of shares of the
Funds generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the
U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from the Funds. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.
The 30% withholding tax also will not apply to dividends that the Funds report as (a) interest-related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Funds’ “qualified short-term gain.” “Qualified net interest income” is a
Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. In the case of shares held through a broker, the broker may withhold even if the Fund reports a payment as an interest-related dividend or a short-term capital gain dividend. Non-
U.S. shareholders should contact their brokers with respect to the application of these rules to their accounts.
Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities, and, after December 31, 2018, redemptions and certain capital gain dividends payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.
A beneficial holder of shares who is a foreign person may be subject to foreign, state and local tax and to the U.S.
federal estate tax in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment or fixed base maintained by the shareholder in the United States.
Certain Potential Tax Reporting Requirements
Under U.S. Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or
$10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the

TUTTLE CAPITAL MANAGEMENT — MULTI-FUND STATEMENT OF ADDITIONAL INFORMATION 35
shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance shareholders of a RIC are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
Other Issues
The Funds may be subject to tax or taxes in certain states where the Funds do business. Furthermore, in those states which have income tax laws, the tax treatment of the Funds and of Fund shareholders with respect to distributions by the Funds may differ from federal tax treatment.
The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.
Shareholders are advised to consult their tax advisers concerning their specific situations and the application of federal, state, local and foreign taxes.
Financial Statements
As of the date of this SAI, the Funds have not yet commenced operations and, therefore, have not produced financial statements. Once available, you can obtain a copy of the financial statements contained in the Funds’ Annual or Semi-
Annual Report.

MANAGED PORTFOLIO SERIES (the “Trust”)
PART C
(Tuttle ETFs)
OTHER INFORMATION
Item 28.  Exhibits

(a)	(1)	Certificate of Trust – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on February 4, 2011.
	(2)
Amended and Restated Agreement and Declaration of Trust – incorporated herein by reference from Post-Effective Amendment No. 314 to Registrant’s Registration
Statement on Form N-1A filed on October 24, 2017

(b)		Amended and Restated Bylaws – incorporated herein by reference to the Trust’s Registration Statement on Form N-1A filed on May 5, 2011.
(c)		Instruments Defining Rights of Security Holders – incorporated by reference to the Amended and Restated Agreement and Declaration of Trust and Amended and Restated Bylaws filed on May 5, 2011.
(d)	(1)	Investment Advisory Agreement between the Trust, on behalf of the Tuttle ETFs and Tuttle Capital Management, LLC – to be filed by subsequent amendment.
(e)	(1)	Distribution Agreement between the Trust, on behalf of Tuttle Capital Management, LLC, and Quasar Distributors, LLC – to be filed by subsequent amendment.
(f)		Bonus or Profit Sharing Contracts – not applicable
(g)	(1)
Custody Agreement between the Trust and U.S. Bank National Association –
incorporated herein by reference from Post-Effective Amendment No 571 to the Trust’s
Registration Statement on Form N-1A filed on May 26, 2023.

	(2)	Amended Custody Agreement between the Trust and U.S. Bank National Association – to be filed by subsequent amendment.
(h)	(1)
Fund Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC –
incorporated herein by reference from Post-Effective Amendment No. 571 to the Trust’s
Registration Statement on Form N-1A filed on May 26, 2023.

	(2)	Amendment to the Fund Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – to be filed by subsequent amendment.
(i)		Opinion and Consent of Counsel for the Tuttle ETFs – to be filed by subsequent amendment.
(j)	(1)	Consent of Independent Registered Public Accounting Firm – not applicable.
	(2)
Powers of Attorney for Robert J. Kern, David A. Massart, Leonard M. Rush and David M.
Swanson dated February 23, 2022 – incorporated herein by reference from Post-
Effective Amendment No. 533 to the Trust’s Registration Statement on Form N-1A filed on March 18, 2022.

(k)		Omitted Financial Statements – not applicable.
(l)		Seed Capital Agreements – incorporated herein by reference to the Trust's registration statement on Form N-1A filed on May 5, 2011.
(m)		Rule 12b-1 Plan – not applicable.
(n)		Multiple Class Plan (Rule 18f-3) – not applicable
(o)		Reserved
(p)	(1)	Code of Ethics for the Trust – incorporated herein by reference from Post-Effective Amendment No. 560 to Trust’s Registration Statement on Form N-1A filed on February 27, 2023.

Item 29.  Persons Controlled by or Under Common Control with Registrant
No person is directly or indirectly controlled by or under common control with the Registrant.
Item 30.  Indemnification
Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of
Trust.  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the U.S. Securities and Exchange
Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”
Item 31.  Business and Other Connections of Investment Adviser
With respect to the Adviser and Sub-Adviser, the response to this Item will be incorporated by reference to each of the Adviser’s and Sub-Adviser’s Uniform Applications for Investment Adviser Registration
(“Form ADV”) on file with the SEC.  The Adviser’s and Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.
Item 32.  Principal Underwriter.
(a)Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:
1.          Abacus FCF ETF Trust
2.          Advisor Managed Portfolios
3.          Antares Private Credit Fund
4.          Capital Advisors Growth Fund, Series of Advisors Series Trust
5.          Chase Growth Fund, Series of Advisors Series Trust
6.          Davidson Multi-Cap Equity Fund, Series of Advisors Series Trust
7.          Edgar Lomax Value Fund, Series of Advisors Series Trust
8.          Huber Large Cap Value Fund, Series of Advisors Series Trust
9.          Huber Mid Cap Value Fund, Series of Advisors Series Trust
10.        Huber Select Large Cap Value Fund, Series of Advisors Series Trust
11.        Huber Small Cap Value Fund, Series of Advisors Series Trust
12.        Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
13.        Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
14.        Medalist Partners Short Duration Fund, Series of Advisors Series Trust
15.        O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
16.        PIA BBB Bond Fund, Series of Advisors Series Trust
17.        PIA High Yield (MACS) Fund, Series of Advisors Series Trust
18.        PIA High Yield Fund, Series of Advisors Series Trust
19.        PIA MBS Bond Fund, Series of Advisors Series Trust
20.        PIA Short-Term Securities Fund, Series of Advisors Series Trust
21.        Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
22.        Poplar Forest Partners Fund, Series of Advisors Series Trust
23.        Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
24.        Pzena International Small Cap Value Fund, Series of Advisors Series Trust
25.        Pzena International Value ETF, Series of Advisors Series Trust

26.        Pzena International Value Fund, Series of Advisors Series Trust
27.        Pzena Mid Cap Value Fund, Series of Advisors Series Trust
28.        Pzena Small Cap Value Fund, Series of Advisors Series Trust
29.        Pzena U.S. Large Cap Value ETF, Series of Advisors Series Trust
30.        Vox populi ETF, Series of Advisors Series Trust
31.        Scharf ETF, Series of Advisors Series Trust
32.        Scharf Global Opportunity ETF, Series of Advisors Series Trust
33.        Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.        Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.        Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.        The Aegis Funds
37.        Allied Asset Advisors Funds
38.        Angel Oak Funds Trust
39.        Angel Oak Strategic Credit Fund
40.        Brookfield Infrastructure Income Fund Inc.
41.        Brookfield Investment Funds
42.        Buffalo Funds
43.        RJ Eagle GCM Dividend Select Income ETF, Series of Carillon Series Trust
44.        RJ Eagle Municipal Income ETF, Series of Carillon Series Trust
45.        RJ Eagle Vertical Income ETF, Series of Carillon Series Trust
46.        DoubleLine Funds Trust
47.        AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series
Solutions
48.        AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
49.        AAM Crescent CLO ETF, Series of ETF Series Solutions
50.        AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series
Solutions
51.        AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
52.        AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
53.        AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
54.        AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
55.        AAM Todd International Intrinsic Value ETF, Series of ETF Series Solutions
56.        AAM Transformers ETF, Series of ETF Series Solutions
57.        Acquirers Small and Micro Deep Value ETF, Series of ETF Series Solutions
58.        Aptus April Buffer, Series of ETF Series Solutions
59.        Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
60.        Aptus Deferred Income ETF, Series of ETF Series Solutions
61.        Aptus Defined Risk ETF, Series of ETF Series Solutions
62.        Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
63.        Aptus Enhanced Yield ETF, Series of ETF Series Solutions
64.        Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
65.        Aptus January Buffer ETF, Series of ETF Series Solutions
66.        Aptus July Buffer ETF, Series of ETF Series Solutions
67.        Aptus Laddered Buffer ETF, Series of ETF Series Solutions
68.        Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
69.        Aptus Large Cap Upside ETF, Series of ETF Series Solutions
70.        Aptus October Buffer ETF, Series of ETF Series Solutions
71.        Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
72.        Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
73.        Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
74.        BTD Capital Fund, Series of ETF Series Solutions
75.        Carbon Strategy ETF, Series of ETF Series Solutions
76.        ClearShares OCIO ETF, Series of ETF Series Solutions
77.        ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
78.        ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
79.        Colterpoint Net Lease Real Estate ETF, Series of ETF Series Solutions

80.        Distillate International Fundamental Stability & Value ETF, Series of ETF Series
Solutions
81.        Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
82.        Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
83.        ETFB Green SRI REITs ETF, Series of ETF Series Solutions
84.        Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
85.        Hoya Capital Housing ETF, Series of ETF Series Solutions
86.        LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
87.        LHA Market State Tactical Q ETF, Series of ETF Series Solutions
88.        LHA Risk-Managed Income ETF, Series of ETF Series Solutions
89.        McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
90.        Opus Small Cap Value ETF, Series of ETF Series Solutions
91.        The Acquirers Fund, Series of ETF Series Solutions
92.        The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
93.        The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
94.        U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series
Solutions
95.        U.S. Global JETS ETF, Series of ETF Series Solutions
96.        U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
97.        U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series
Solutions
98.        US Vegan Climate ETF, Series of ETF Series Solutions
99.        First American Funds Trust
100.      FundX Investment Trust
101.      The Glenmede Fund, Inc.
102.      The GoodHaven Funds Trust
103.      Harding, Loevner Funds, Inc.
104.      Hennessy Funds Trust
105.      Horizon Funds
106.      Hotchkis & Wiley Funds
107.      Intrepid Capital Management Funds Trust
108.      Jacob Funds Inc.
109.      The Jensen Quality Growth Fund Inc.
110.      Kirr, Marbach Partners Funds, Inc.
111.      Core Alternative ETF, Series of Listed Funds Trust
112.      Optimized Equity Income ETF, Series of Listed Funds Trust
113.      Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
114.      Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
115.      LKCM Funds
116.      LoCorr Investment Trust
117.      MainGate Trust
118.      ATAC Rotation Fund, Series of Managed Portfolio Series
119.      Kensington Active Advantage Fund, Series of Managed Portfolio Series
120.      Kensington Credit Opportunities ETF, Series of Managed Portfolio Series
121.      Kensington Defender Fund, Series of Managed Portfolio Series
122.      Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
123.      Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
124.      Kensington Managed Income Fund, Series of Managed Portfolio Series
125.      LK Balanced Fund, Series of Managed Portfolio Series
126.      Leuthold Core ETF, Series of Managed Portfolio Series
127.      Leuthold Core Investment Fund, Series of Managed Portfolio Series
128.      Leuthold Global Fund, Series of Managed Portfolio Series
129.      Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
130.      Leuthold Select Industries ETF, Series of Managed Portfolio Series
131.      Muhlenkamp Fund, Series of Managed Portfolio Series
132.      Nuance Concentrated Value Fund, Series of Managed Portfolio Series
133.      Nuance Mid Cap Value Fund, Series of Managed Portfolio Series

136.      Port Street Quality Growth Fund, Series of Managed Portfolio Series
137.      Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
138.      Reinhart International PMV Fund, Series of Managed Portfolio Series
139.      Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
140.      Tremblant Global ETF, Series of Managed Portfolio Series
141.      Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
142.      Hood River Emerging Markets Fund, Series of Manager Directed Portfolios
143.      Hood River International Opportunity Fund, Series of Manager Directed Portfolios
144.      Hood River New Opportunities Fund, Series of Manager Directed Portfolios
145.      Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
146.      SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
147.      SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
148.      SWP Growth & Income ETF, Series of Manager Directed Portfolios
149.      Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
150.      Mason Capital Fund Trust
151.    Matrix Advisors Funds Trust
152.    Monetta Trust
153.    Nicholas Equity Income Fund, Inc.
154.    Nicholas Fund, Inc.
155.    Nicholas II, Inc.
156.    Nicholas Limited Edition, Inc.
157.    Oaktree Asset-Backed Income Fund Inc.
158.    Oaktree Diversified Income Fund Inc.
159.    Permanent Portfolio Family of Funds
160.    Procure ETF Trust II
161.    Professionally Managed Portfolios
162.    Provident Mutual Funds, Inc.
163.    Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
164.    Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
165.    Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
166.    Aquarius International Fund, Series of The RBB Fund, Inc.
167.    Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
168.    Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
169.    Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
170.    Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
171.    Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
172.    Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
173.    F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
174.    F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175.    F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176.    F/m Callable Tax-Free Municipal ETF, Series of The RBB Fund, Inc.
177.    F/m Compoundr High Yield Bond ETF, Series of The RBB Fund, Inc.
178.    F/m Compoundr U.S. Aggregate Bond ETF, Series of The RBB Fund, Inc.
179.    F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
180.    F/m Emerald Special Situations ETF, Series of The RBB Fund, Inc.
181.    F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
182.    F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
183.    F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
184.    F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB
Fund, Inc.
185.    F/m US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
186.    F/m US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
187.    F/m US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
188.    F/m US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
189.    F/m US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
190.    F/m US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
191.    F/m US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.

192.    F/m US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
193.    F/m US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
194.    F/m US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
195.    Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
196.    Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
197.    Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
198.    Motley Fool Innovative Growth Factor ETF, Series of The RBB Fund, Inc.
199.    Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
200.    Motley Fool Momentum Factor ETF, Series of The RBB Fund, Inc.
201.    Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
202.    Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
203.    Motley Fool Value Factor ETF, Series of The RBB Fund, Inc.
204.    MUFG Japan Small Cap Active ETF, Series of The RBB Fund, Inc.
205.    Oakhurst Fixed Income Fund, Series of The RBB Fund, Inc.
206.    SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
207.    SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
208.    SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
209.    SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
210.    SGI Global Equity Fund, Series of The RBB Fund, Inc.
211.    SGI Peak Growth Fund, Series of The RBB Fund, Inc.
212.    SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
213.    SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
214.    SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
215.    SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
216.    WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
217.    WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
218.    The RBB Fund Trust
219.    RBC Funds Trust
220.    Rockefeller Municipal Opportunities Fund
221.    SEG Partners Long/Short Equity Fund
222.    Series Portfolios Trust
223.    Thompson IM Funds, Inc.
224.    Tortoise Capital Series Trust
225.    Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
226.    Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
227.    CrossingBridge Low Duration High Income Fund, Series of Trust for Professional
Managers
228.    CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional
Managers
229.    CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
230.    CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
231.    RiverPark Strategic Income Fund, Series of Trust for Professional Managers
232.    Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
233.    Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
234.    Jensen Quality MidCap Fund, Series of Trust for Professional Managers
235.    Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
236.    Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
237.    Wall Street EWM Funds Trust
(b)The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The
Distributor’s principal business address is 190 Middle Street, Suite 301, Portland, Maine
04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer and Treasurer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None
(c)Not applicable.
Item 33.  Location of Accounts and Records
The books and records required to be maintained by Section 31(a) of the Investment Company Act of
1940 are maintained at the following locations:

Records Maintained By:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. Rivercenter Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Investment Adviser	Tuttle Capital Management, LLC 155 Lockwood Road Riverside, Connecticut 06878
Registrant’s Distributor	Quasar Distributors, LLC 190 Middle Street, Suite 301 Portland, ME 04101
Item 34.  Management Services
Not applicable.
Item 35.  Undertakings
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of
1940, as amended, the Registrant duly caused this Post-Effective Amendment No. 648 to its Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of
Milwaukee and State of Wisconsin, on the 17th day of July, 2026.
Managed Portfolio Series
By: /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer
President
Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 17th day of July, 2026.

	Signature	Title

	Robert J. Kern*	Trustee
Robert J. Kern

	David A. Massart*	Trustee
David A. Massart

	David M. Swanson*	Trustee
David M. Swanson

	/s/ Brian R. Wiedmeyer	President and Principal Executive Officer
Brian R. Wiedmeyer

	/s/ Aaron G. Johanson	Treasurer, Principal Financial Officer, and Principal Accounting Officer
Aaron G. Johanson

*By:	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Attorney-In-Fact pursuant to Power of Attorney